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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Fund
ING Corporate Leaders 100 Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 59.7%
		Advertising: 0.0%
2,597		Harte-Hanks, Inc.	$30,878
700	@	inVentiv Health, Inc.	10,276
			41,154
		Aerospace/Defense: 2.3%
37	@	AAR Corp.	839
800		Cubic Corp.	27,592
144		Curtiss-Wright Corp.	4,615
764	@	Esterline Technologies Corp.	31,439
4,200	@	Gencorp, Inc.	18,144
43		Kaman Corp.	1,030
2,200		L-3 Communications Holdings, Inc.	201,124
9,660		Lockheed Martin Corp.	751,162
367	@	Moog, Inc.	12,463
296	@	National Presto Industries, Inc.	37,343
1,500		Northrop Grumman Corp.	91,890
1,268	@	Orbital Sciences Corp.	23,395
13,150		Raytheon Co.	739,556
140	@	Teledyne Technologies, Inc.	5,274
726		Triumph Group, Inc.	37,999
14,275		United Technologies Corp.	979,979
			2,963,844
		Agriculture: 1.3%
2,110	@	Alliance One International, Inc.	10,824
23,200		Altria Group, Inc.	466,784
972		Andersons, Inc.	31,396
2,464		Archer-Daniels-Midland Co.	72,343
1,209	@, I	North Atlantic Trading Co.	1
10,227		Philip Morris International, Inc.	500,918
8,719		Reynolds American, Inc.	460,363
1,154		Universal Corp.	61,220
			1,603,849
		Airlines: 0.1%
600	@	Allegiant Travel Co.	31,284
2,376		Skywest, Inc.	35,070
			66,354
		Apparel: 0.3%
1,608	@	Carter’s, Inc.	46,085
2,300		Coach, Inc.	83,812
1,340	@	CROCS, Inc.	9,447
427	@	Deckers Outdoor Corp.	51,325
475	@	Hanesbrands, Inc.	12,317
3,223	@	Iconix Brand Group, Inc.	41,996
2,946	@	Timberland Co.	54,472
1,399	@	True Religion Apparel, Inc.	34,359
1,854	@	Warnaco Group, Inc.	77,386
728		Wolverine World Wide, Inc.	20,071
			431,270
		Auto Manufacturers: 0.3%
25,700	@	Ford Motor Co.	301,718
1,400		Oshkosh Truck Corp.	53,368
			355,086
		Auto Parts & Equipment: 0.1%
1,380	@	ATC Technology Corp.	30,926
2,099		Spartan Motors, Inc.	11,775
1,168		Standard Motor Products, Inc.	9,472
1,810		Superior Industries International	26,155
			78,328
		Banks: 4.6%
2,490		Bancorpsouth, Inc.	48,480
2,273		Bank Mutual Corp.	14,752
45,021		Bank of America Corp.	750,050
299		Bank of Hawaii Corp.	12,621
1,065		Bank of the Ozarks, Inc.	32,717
449		Boston Private Financial Holdings, Inc.	3,076
6,400		Capital One Financial Corp.	241,600
34,700	@, S	Citigroup, Inc.	117,980
900		City Holding Co.	28,881
1,730		Commerce Bancshares, Inc.	70,082
1,892		Community Bank System, Inc.	42,400
1,627		Cullen/Frost Bankers, Inc.	88,102
5,890		Fifth Third Bancorp.	71,917
151		First Financial Bancorp.	2,803
500		First Financial Bankshares, Inc.	26,175
7,400		Fulton Financial Corp.	71,188
5,132		Goldman Sachs Group, Inc.	802,388
934		Hancock Holding Co.	37,659

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Banks (continued)
1,075		Independent Bank Corp.	$26,424
2,800		International Bancshares Corp.	59,360
27,807		JPMorgan Chase & Co.	1,167,060
400		NBT Bancorp., Inc.	8,496
4,300		PNC Financial Services Group, Inc.	231,168
1,421	@	Signature Bank	52,904
685		Simmons First National Corp.	18,194
5,236		State Street Corp.	235,149
980		Sterling Bancorp.	8,026
593		Tompkins Financial Corp.	21,265
4,223		Trustco Bank Corp.	25,549
1,900		Trustmark Corp.	43,320
686		UMB Financial Corp.	26,281
364	L	United Bankshares, Inc.	8,962
8,208		US Bancorp.	201,999
43,762		Wells Fargo & Co.	1,196,453
1,358		Westamerica Bancorp.	74,527
1,486		Wilshire Bancorp., Inc.	13,968
1,248		Wintrust Financial Corp.	42,482
			5,924,458
		Beverages: 0.7%
324	@	Boston Beer Co., Inc.	15,332
1,682		Brown-Forman Corp.	88,070
3,067		Coca-Cola Co.	161,692
14,700		Molson Coors Brewing Co.	593,586
200	@	Peet’s Coffee & Tea, Inc.	7,272
			865,952
		Biotechnology: 0.7%
13,353	@	Amgen, Inc.	755,913
700	@	Arqule, Inc.	2,303
828	@	Bio-Rad Laboratories, Inc.	77,327
1,555	@	Cambrex Corp.	5,862
449	@	Cubist Pharmaceuticals, Inc.	9,447
286	@	Enzo Biochem, Inc.	1,496
1,869	@	Martek Biosciences Corp.	37,062
243	@	Regeneron Pharmaceuticals, Inc.	5,944
1,100	@	Vertex Pharmaceuticals, Inc.	44,671
			940,025
		Building Materials: 0.1%
1,105		AAON, Inc.	23,249
1,474		Apogee Enterprises, Inc.	21,063
2,700		Comfort Systems USA, Inc.	31,644
1,254	@	Drew Industries, Inc.	29,055
23	@	Gibraltar Industries, Inc.	269
7,087	@	NCI Building Systems, Inc.	13,465
1,547		Quanex Building Products Corp.	24,102
1,000		Universal Forest Products, Inc.	35,240
			178,087
		Chemicals: 0.7%
68		Arch Chemicals, Inc.	2,099
2,042		Ashland, Inc.	96,137
279		Balchem Corp.	6,113
592		Cytec Industries, Inc.	25,261
500		Eastman Chemical Co.	29,775
8,600		EI Du Pont de Nemours & Co.	289,992
1,859		HB Fuller Co.	39,020
51	@, L	Intrepid Potash, Inc.	1,404
1,455		Lubrizol Corp.	114,960
686		Minerals Technologies, Inc.	33,497
470		NewMarket Corp.	41,854
526		Olin Corp.	9,210
662	@	OM Group, Inc.	22,786
4,010	@	PolyOne Corp.	31,880
813		Quaker Chemical Corp.	16,106
4,165		RPM International, Inc.	80,176
1,515		Schulman A, Inc.	35,693
102		Sensient Technologies Corp.	2,695
460		Stepan Co.	21,868
1,420		Valspar Corp.	38,851
595		Zep, Inc.	13,144
			952,521
		Coal: 0.5%
855	@, L	Patriot Coal Corp.	14,244
14,800		Peabody Energy Corp.	680,356
			694,600
		Commercial Services: 1.4%
1,900		Aaron Rents, Inc.	56,373
1,735		ABM Industries, Inc.	35,533
190	@	Capella Education Co.	15,783
3,280	@	Career Education Corp.	91,250
524	@	Consolidated Graphics, Inc.	23,339
3,200	@	Convergys Corp.	39,488
5,045	@, L	Corinthian Colleges, Inc.	81,830

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
264		Deluxe Corp.	$4,739
1,050	@	Forrester Research, Inc.	31,448
1,215	@	FTI Consulting, Inc.	44,639
816	@	Geo Group, Inc.	16,132
2,150		Global Payments, Inc.	92,042
13,500		H&R Block, Inc.	233,280
1,333	@	Hewitt Associates, Inc.	50,641
355		Hillenbrand, Inc.	7,118
405	@	ITT Educational Services, Inc.	44,161
1,500	@	Kendle International, Inc.	25,545
1,250		Lender Processing Services, Inc.	47,725
1,032	@	Live Nation, Inc.	13,406
836		Manpower, Inc.	43,071
625		MAXIMUS, Inc.	35,988
5,200	L	Moody’s Corp.	138,424
1,014	@	Navigant Consulting, Inc.	11,793
1,517	@	On Assignment, Inc.	9,997
730	@, L	Pre-Paid Legal Services, Inc.	30,397
3,150	@	Rent-A-Center, Inc.	70,056
492		Rollins, Inc.	10,455
10,100		Service Corp. International	81,406
1,014	@	Spherion Corp.	7,980
1,739	@	TeleTech Holdings, Inc.	30,415
600		Towers Watson & Co.	26,502
1,200	@	Universal Technical Institute, Inc.	30,312
14,300		Western Union Co.	225,654
1,396	@	Wright Express Corp.	39,535
			1,746,457
		Computers: 4.3%
1,734		Agilysys, Inc.	18,935
5,688	@	Apple, Inc.	1,163,879
995	@	CACI International, Inc.	49,312
4,580	@	Ciber, Inc.	17,083
300	@	Compellent Technologies, Inc.	4,659
24,500	@	Dell, Inc.	324,135
2,594		Diebold, Inc.	75,122
1,687	@	DST Systems, Inc.	64,831
28,600	@	EMC Corp.	500,214
22,851		Hewlett-Packard Co.	1,160,602
900	@	Hutchinson Technology, Inc.	5,940
2,398	@	Insight Enterprises, Inc.	30,670
12,685		International Business Machines Corp.	1,613,025
3,230		Jack Henry & Associates, Inc.	72,933
1,261	@	Manhattan Associates, Inc.	31,865
266	@	Mercury Computer Systems, Inc.	3,251
2,918	@	Micros Systems, Inc.	87,657
600	@	Netscout Systems, Inc.	8,754
928	@	Radiant Systems, Inc.	10,366
980	@	Radisys Corp.	8,065
584	@	SYKES Enterprises, Inc.	13,905
955	@, L	Synaptics, Inc.	25,499
1,700	@	Teradata Corp.	51,833
4,200	@	Western Digital Corp.	162,246
			5,504,781
		Cosmetics/Personal Care: 0.8%
15,932		Procter & Gamble Co.	1,008,177
			1,008,177
		Distribution/Wholesale: 0.2%
4,438	@	Brightpoint, Inc.	31,643
1,273	@	Fossil, Inc.	46,146
4,979	@	Ingram Micro, Inc.	88,128
541	@	United Stationers, Inc.	30,897
109		Watsco, Inc.	6,305
			203,119
		Diversified Financial Services: 1.2%
392	@	Affiliated Managers Group, Inc.	27,883
12,100		American Express Co.	462,099
1,537		CME Group, Inc.	463,698
254		Eaton Vance Corp.	7,668
152		Greenhill & Co., Inc.	10,860
600	@	IntercontinentalExchange, Inc.	64,374
8,900	@	Nasdaq Stock Market, Inc.	165,807
3,037	@	National Financial Partners Corp.	34,895
6,800		NYSE Euronext	179,384
3,292		Raymond James Financial, Inc.	85,131
227	@	Stifel Financial Corp.	12,417
69		SWS Group, Inc.	831
874	@	World Acceptance, Corp.	36,524
			1,551,571
		Electric: 1.2%
1,232		Black Hills Corp.	34,336
63		CH Energy Group, Inc.	2,519
13,700		Constellation Energy Group, Inc.	480,459

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electric (continued)
2,237		DPL, Inc.	$59,370
15,043		DTE Energy Co.	653,167
560	@	El Paso Electric Co.	11,267
3,200		FirstEnergy Corp.	123,680
1,100		Hawaiian Electric Industries	22,407
29		Idacorp, Inc.	958
866		NSTAR	29,288
553		NV Energy, Inc.	6,144
1,200		OGE Energy Corp.	43,872
1,625		PNM Resources, Inc.	19,858
2,200		Public Service Enterprise Group, Inc.	65,384
262		UIL Holdings Corp.	7,200
1,297		Unisource Energy Corp.	37,795
			1,597,704
		Electrical Components & Equipment: 0.8%
1,504		Belden CDT, Inc.	31,855
17,545		Emerson Electric Co.	830,580
203		Encore Wire Corp.	4,080
1,349	@	Energizer Holdings, Inc.	78,175
1,919		Hubbell, Inc.	89,905
			1,034,595
		Electronics: 1.0%
124		American Science & Engineering, Inc.	9,214
1,200	S	Amphenol Corp.	49,980
3,428	@	Arrow Electronics, Inc.	96,704
3,727	@	Avnet, Inc.	102,902
315		Bel Fuse, Inc.	7,160
2,430	@	Benchmark Electronics, Inc.	48,114
1,728		Brady Corp.	48,419
1,910	@	Checkpoint Systems, Inc.	39,384
3,154		CTS Corp.	25,106
1,593		Daktronics, Inc.	12,059
53	@	Dionex Corp.	3,620
539	@	Electro Scientific Industries, Inc.	6,743
4,000		Jabil Circuit, Inc.	60,680
3,205	@	Newport Corp.	33,781
1,066		Park Electrochemical Corp.	28,974
310	@	Plexus Corp.	10,692
1,943	@	Tech Data Corp.	83,238
711		Technitrol, Inc.	3,128
7,664	@	Thermo Fisher Scientific, Inc.	373,773
2,014	@	Thomas & Betts Corp.	72,705
2,125	@	TTM Technologies, Inc.	18,148
5,638	@	Vishay Intertechnology, Inc.	57,790
1,200		Watts Water Technologies, Inc.	34,992
2,200		Woodward Governor Co.	63,338
			1,290,644
		Engineering & Construction: 0.6%
1,508	@	Dycom Industries, Inc.	13,617
2,210	@	EMCOR Group, Inc.	50,874
920	@	Exponent, Inc.	24,500
11,600	@	Jacobs Engineering Group, Inc.	450,080
2,848		KBR, Inc.	58,982
2,950	@	Shaw Group, Inc.	102,365
760	@	Stanley, Inc.	19,160
2,210	@	URS Corp.	102,765
			822,343
		Entertainment: 0.0%
489		International Speedway Corp.	13,061
			13,061
		Environmental Control: 0.0%
117	@	Calgon Carbon Corp.	1,815
2,211	@	Tetra Tech, Inc.	46,254
			48,069
		Food: 1.1%
21,500		ConAgra Foods, Inc.	525,890
524		Diamond Foods, Inc.	18,261
124		J&J Snack Foods Corp.	5,296
1,285		Lancaster Colony Corp.	73,939
950		Nash Finch Co.	33,507
1,590	@	Ralcorp Holdings, Inc.	106,228
925		Sanderson Farms, Inc.	45,288
47,300		Sara Lee Corp.	641,388
856	@	Smithfield Foods, Inc.	14,732
220	@	United Natural Foods, Inc.	6,461
			1,470,990
		Forest Products & Paper: 0.8%
3,082	@	Buckeye Technologies, Inc.	34,056
430	@	Clearwater Paper Corp.	20,752
19,908		International Paper Co.	461,268
19,600		MeadWestvaco Corp.	449,624
675		Neenah Paper, Inc.	9,565
315		Schweitzer-Mauduit International, Inc.	14,459
			989,724

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Gas: 0.8%
1,937		AGL Resources, Inc.	$70,371
1,324		Atmos Energy Corp.	36,357
25		Energen Corp.	1,137
1,066		Laclede Group, Inc.	34,954
126		National Fuel Gas Co.	6,267
434		New Jersey Resources Corp.	15,806
2,200		Piedmont Natural Gas Co.	56,826
11,623		Sempra Energy	571,503
3,853		Southern Union Co.	92,241
630		Southwest Gas Corp.	18,005
3,692		UGI Corp.	92,485
2,185		WGL Holdings, Inc.	71,777
			1,067,729
		Hand/Machine Tools: 0.1%
910		Lincoln Electric Holdings, Inc.	43,407
853		Regal-Beloit Corp.	48,126
			91,533
		Healthcare - Products: 0.9%
2,590	@	American Medical Systems Holdings, Inc.	46,931
138		Beckman Coulter, Inc.	9,047
900		Becton Dickinson & Co.	70,083
900		Cantel Medical Corp.	17,595
4,500	@	CareFusion Corp.	113,580
231		Cooper Cos., Inc.	9,254
1,160	@	Cyberonics	20,706
150	@	Haemonetics Corp.	8,024
700	@	Hanger Orthopedic Group, Inc.	13,055
370	@	Henry Schein, Inc.	21,027
383		Hill-Rom Holdings, Inc.	10,050
4,910	@	Hologic, Inc.	84,698
1,261	@	Immucor, Inc.	24,375
1,445		Invacare Corp.	39,420
7,511		Johnson & Johnson	473,193
1,100	@	Kensey Nash Corp.	24,277
1,880	@	Kinetic Concepts, Inc.	78,810
238	@	PSS World Medical, Inc.	5,019
480	@	Resmed, Inc.	27,398
2,420		Steris Corp.	76,496
2,527	@	Symmetry Medical, Inc.	21,732
160		West Pharmaceutical Services, Inc.	6,232
			1,201,002
		Healthcare - Services: 1.3%
142	@	Air Methods Corp.	3,779
321	@	Almost Family, Inc.	11,575
902	@, L	Amedisys, Inc.	52,000
1,623	@	AMERIGROUP Corp.	42,652
1,738	@	Amsurg Corp.	35,907
2,121	@	Centene Corp.	37,902
1,870	@	Community Health Systems, Inc.	64,085
1,474	@	Gentiva Health Services, Inc.	40,845
2,201	@	Healthspring, Inc.	40,520
2,354	@	Humana, Inc.	111,415
2,375	@	Kindred Healthcare, Inc.	41,373
960	@	LHC Group, Inc.	28,896
1,650	@	Lincare Holdings, Inc.	66,264
1,220	@	Magellan Health Services, Inc.	51,142
1,230	@	Mednax, Inc.	65,805
1,127	@	Molina Healthcare, Inc.	24,095
1,765	@	Odyssey HealthCare, Inc.	30,940
1,200	@	RehabCare Group, Inc.	33,408
13,607		UnitedHealth Group, Inc.	460,733
1,400		Universal Health Services, Inc.	43,428
1,528	@	WellCare Health Plans, Inc.	40,798
5,300	@	WellPoint, Inc.	327,911
			1,655,473
		Home Builders: 0.3%
3,400		KB Home	55,352
1,710	@	M/I Homes, Inc.	21,974
2,250		MDC Holdings, Inc.	76,995
906	@	Meritage Homes Corp.	19,379
100	@	NVR, Inc.	70,830
1,881	@	Pulte Homes, Inc.	20,371
1,436		Ryland Group, Inc.	32,583
3,531	@	Standard-Pacific Corp.	14,901
1,118		Thor Industries, Inc.	37,934
			350,319
		Home Furnishings: 0.0%
2,880	@	La-Z-Boy, Inc.	36,317
670	@	Universal Electronics, Inc.	15,135
			51,452

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.5%
2,192		American Greetings Corp.	$41,801
3,188	@	Central Garden & Pet Co.	30,445
1,528	@	Helen of Troy Ltd.	36,932
7,658		Kimberly-Clark Corp.	465,147
653		Toro Co.	28,745
968		Tupperware Corp.	45,235
			648,305
		Insurance: 2.3%
6,596		Aflac, Inc.	326,172
3,046		American Financial Group, Inc.	78,800
736		American Physicians Capital, Inc.	20,917
1,565	@	Amerisafe, Inc.	26,934
5,700	@	Berkshire Hathaway, Inc.	456,741
718		Delphi Financial Group	15,315
1,427		Everest Re Group Ltd.	121,894
89		Fidelity National Title Group, Inc.	1,268
1,459		Hanover Insurance Group, Inc.	61,497
824		HCC Insurance Holdings, Inc.	22,990
681		Infinity Property & Casualty Corp.	27,751
1,060	@	ProAssurance Corp.	56,519
18,200		Progressive Corp.	312,130
4,476		Protective Life Corp.	82,179
3,500		Prudential Financial, Inc.	183,435
1,997		Reinsurance Group of America, Inc.	94,917
849		Safety Insurance Group, Inc.	31,532
1,653		Stancorp Financial Group, Inc.	71,046
1,693		Tower Group, Inc.	38,550
14,498		Travelers Cos., Inc.	762,450
2,830		Unitrin, Inc.	68,373
2,666		UnumProvident Corp.	55,479
			2,916,889
		Internet: 0.9%
200	@	Amazon.com, Inc.	23,680
3,525	@	AOL, Inc.	87,350
655	@	Cybersource Corp.	11,220
1,366	@	Digital River, Inc.	35,912
4,853	@	eBay, Inc.	111,716
1,684	@	eResearch Technology, Inc.	10,188
674	@	F5 Networks, Inc.	37,609
1,390	@	Google, Inc. - Class A	732,252
1,315	@	Infospace, Inc.	13,255
1,697	@	j2 Global Communications, Inc.	36,825
232		Nutri/System, Inc.	4,489
1,820	@	Perficient, Inc.	20,202
100	@	Priceline.com, Inc.	22,676
1,047	@	Stamps.com, Inc.	9,486
3,427		United Online, Inc.	21,453
63	@	Websense, Inc.	1,352
			1,179,665
		Investment Companies: 0.0%
1,279		Apollo Investment Corp.	14,913
			14,913
		Iron/Steel: 0.1%
1,400		Nucor Corp.	57,960
2,062		Reliance Steel & Aluminum Co.	91,429
			149,389
		Leisure Time: 0.0%
573		Polaris Industries, Inc.	26,209
			26,209
		Machinery - Construction & Mining: 0.1%
988		Bucyrus International, Inc.	61,809
1,227		Joy Global, Inc.	62,332
			124,141
		Machinery - Diversified: 0.1%
1,230		Briggs & Stratton Corp.	21,537
390		Gardner Denver, Inc.	17,008
198	@	Gerber Scientific, Inc.	1,245
700		IDEX Corp.	21,700
433	L	Lindsay Manufacturing Co.	15,939
608		Wabtec Corp.	23,189
			100,618
		Media: 1.9%
54,979		Comcast Corp. — Class A	903,855
16,250	@	DIRECTV	550,063
1,865		John Wiley & Sons, Inc.	78,293
32,500		News Corp. - Class A	434,525
1,200		Scholastic Corp.	35,280
15,300	@	Viacom - Class B	453,645
			2,455,661
		Metal Fabricate/Hardware: 0.2%
138		Lawson Products	2,447
1,647		Mueller Industries, Inc.	36,860
3,311		Timken Co.	86,848

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
837		Valmont Industries, Inc.	$59,594
3,310		Worthington Industries	52,430
			238,179
		Mining: 0.0%
146		Amcol International Corp.	3,714
1,029	@	Century Aluminum Co.	12,544
			16,258
		Miscellaneous Manufacturing: 3.1%
4,200		3M Co.	336,630
163		Acuity Brands, Inc.	6,354
900		AO Smith Corp.	40,770
1,700		Aptargroup, Inc.	65,501
801		AZZ, Inc.	25,159
2,400		Carlisle Cos., Inc.	82,320
268	@	Ceradyne, Inc.	6,041
711		Clarcor, Inc.	23,285
2,219		Crane Co.	70,276
1,915		Donaldson Co., Inc.	79,013
2,656		Dover Corp.	120,211
7,700		Eaton Corp.	524,524
38		ESCO Technologies, Inc.	1,243
89,115		General Electric Co.	1,431,169
2,776	@	Griffon Corp.	34,367
2,644		Harsco Corp.	79,373
6,600		Honeywell International, Inc.	265,056
11,097		ITT Corp.	568,499
848		John Bean Technologies Corp.	13,865
2,142		Myers Industries, Inc.	19,856
2,944		Pentair, Inc.	95,857
1,605		SPX Corp.	95,481
578		Standex International Corp.	14,392
1,210		Sturm Ruger & Co., Inc.	14,230
1,530		Tredegar Corp.	25,628
			4,039,100
		Office/Business Equipment: 0.5%
11,100		Pitney Bowes, Inc.	254,190
45,500		Xerox Corp.	426,335
			680,525
		Oil & Gas: 3.3%
2,228	@	Atwood Oceanics, Inc.	74,549
1,027	@	Bill Barrett Corp.	34,826
3,100		Chesapeake Energy Corp.	82,367
17,011		Chevron Corp.	1,229,895
1,300		ConocoPhillips	62,400
19,978		ExxonMobil Corp.	1,298,570
19,700	@	Nabors Industries Ltd.	434,188
549	@	Newfield Exploration Co.	28,037
1,800		Occidental Petroleum Corp.	143,730
2,944		Patterson-UTI Energy, Inc.	45,455
551	@	Petroleum Development Corp.	12,954
1,773	@	Pride International, Inc.	49,609
1,385	@	Quicksilver Resources, Inc.	20,664
17,200	@	Rowan Cos., Inc.	447,544
630		St. Mary Land & Exploration Co.	20,525
1,319	@	Stone Energy Corp.	22,489
846	@	Unit Corp.	36,776
3,500		XTO Energy, Inc.	159,950
			4,204,528
		Oil & Gas Services: 0.8%
100		CARBO Ceramics, Inc.	6,103
301	@	Dril-Quip, Inc.	16,471
797	@	Exterran Holdings, Inc.	18,132
1,067		Gulf Island Fabrication, Inc.	21,287
4,239	@	Helix Energy Solutions Group, Inc.	48,791
492	@	Hornbeck Offshore Services, Inc.	9,289
2,108	@	Matrix Service Co.	22,556
15,763		National Oilwell Varco, Inc.	685,218
1,567	@	Oceaneering International, Inc.	94,725
587	@	Oil States International, Inc.	25,253
168	@	SEACOR Holdings, Inc.	12,832
1,500		Smith International, Inc.	61,485
3,500	@	Tetra Technologies, Inc.	35,280
			1,057,422
		Packaging & Containers: 0.5%
12,594		Bemis Co.	368,626
120		Packaging Corp. of America	2,856
1,160		Rock-Tenn Co.	48,534
1,268		Silgan Holdings, Inc.	72,415
1,942		Sonoco Products Co.	57,444
2,623		Temple-Inland, Inc.	48,840
			598,715
		Pharmaceuticals: 4.1%
20,225		Abbott Laboratories	1,097,813

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
8,592		AmerisourceBergen Corp.	$240,920
20,100		Cardinal Health, Inc.	682,797
120	@	Catalyst Health Solutions, Inc.	4,523
2,250	@	Endo Pharmaceuticals Holdings, Inc.	51,188
5,000	@	Forest Laboratories, Inc.	149,400
7,719		McKesson Corp.	456,579
3,800	@	Medco Health Solutions, Inc.	240,312
3,006		Medicis Pharmaceutical Corp.	67,635
11,643		Merck & Co., Inc.	429,394
1,278	@	NBTY, Inc.	58,021
3,080		Omnicare, Inc.	83,376
1,609	@	Par Pharmaceutical Cos., Inc.	40,273
2,318		Perrigo Co.	114,903
80,236		Pfizer, Inc.	1,408,142
2,253	@	PharMerica Corp.	38,639
264	@	Salix Pharmaceuticals Ltd.	7,540
2,296	@	Valeant Pharmaceuticals International	85,457
			5,256,912
		Pipelines: 0.4%
22,900		Williams Cos., Inc.	493,266
			493,266
		Real Estate: 0.1%
5,100	@	CB Richard Ellis Group, Inc.	67,320
1,606	@	Forestar Real Estate Group, Inc.	28,490
223		Jones Lang LaSalle, Inc.	14,203
			110,013
		Retail: 4.1%
2,800	@	99 Cents Only Stores	46,200
2,526		Advance Auto Parts, Inc.	103,061
2,539	@	Aeropostale, Inc.	89,779
1,469		Barnes & Noble, Inc.	29,483
10,200		Best Buy Co., Inc.	372,300
1,358		Big 5 Sporting Goods Corp.	20,750
59	@	BJ’s Restaurants, Inc.	1,263
862		Bob Evans Farms, Inc.	24,576
2,772		Brinker International, Inc.	50,201
1,051		Buckle, Inc.	30,763
2,359	@, L	Cabela’s, Inc.	36,470
232	@	California Pizza Kitchen, Inc.	3,605
291	@	Carmax, Inc.	5,875
1,714		Casey’s General Stores, Inc.	52,123
1,030		Cash America International, Inc.	39,480
1,853		Cato Corp.	36,319
1,760	@	Cheesecake Factory	41,624
3,000	@	Chico’s FAS, Inc.	40,650
1,200	@	Childrens Place Retail Stores, Inc.	45,852
1,412	@	Collective Brands, Inc.	31,911
1,055		Cracker Barrel Old Country Store	46,082
659	@	DineEquity, Inc.	19,335
2,226	@	Dollar Tree, Inc.	124,077
987	@	Dress Barn, Inc.	24,537
2,172	@	Ezcorp, Inc.	42,854
2,217		Finish Line	26,804
748	@	First Cash Financial Services, Inc.	15,873
2,688		Fred’s, Inc.	27,821
3,700	@, L	GameStop Corp.	63,640
18,923		Gap, Inc.	406,845
982	@	Genesco, Inc.	23,499
1,303	@	Group 1 Automotive, Inc.	36,184
1,075	@	Gymboree Corp.	46,763
409		Haverty Furniture Cos., Inc.	5,432
700	@	HSN, Inc.	15,162
1,166	@	Jo-Ann Stores, Inc.	44,133
919	@	JoS. A Bank Clothiers, Inc.	41,107
3,200	@	Kohl’s Corp.	172,224
15,900		Limited Brands, Inc.	351,549
1,954	@	Lithia Motors, Inc.	12,467
108	@	MarineMax, Inc.	1,143
909		Men’s Wearhouse, Inc.	19,416
827	@	Papa John’s International, Inc.	20,187
1,253	L	PEP Boys-Manny Moe & Jack	11,904
3,348		Petsmart, Inc.	91,133
800	@	PF Chang’s China Bistro, Inc.	33,952
1,828		Phillips-Van Heusen	79,555
646		Regis Corp.	10,678
6,700		Ross Stores, Inc.	327,697
2,190	@	Ruby Tuesday, Inc.	17,717
1,592	@	Sonic Automotive, Inc.	16,398
2,077		Stage Stores, Inc.	27,624
4,500	@	Starbucks Corp.	103,095
26	@	Steak N Shake Co/The	8,894
904	@	Stein Mart, Inc.	7,386
16,271		Target Corp.	838,282

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
22	@	Texas Roadhouse, Inc.	$295
9,300		TJX Cos., Inc.	387,159
1,160	@	Tractor Supply Co.	63,475
1,600	@	Tuesday Morning Corp.	9,136
9,100		Walgreen Co.	320,684
4,126		Wal-Mart Stores, Inc.	223,093
1,026		Williams-Sonoma, Inc.	22,018
1,920		World Fuel Services Corp.	50,726
			5,340,320
		Savings & Loans: 0.3%
1,600		Brookline Bancorp., Inc.	16,448
2,388		Dime Community Bancshares	28,990
12,028		Hudson City Bancorp., Inc.	162,619
5,654		New York Community Bancorp., Inc.	87,580
6,000		NewAlliance Bancshares, Inc.	71,880
			367,517
		Semiconductors: 1.6%
5,200		Broadcom Corp.	162,864
1,189	@	Cabot Microelectronics Corp.	42,091
422	@	Cree, Inc.	28,624
4,921	@	Cypress Semiconductor Corp.	58,265
1,585	@	DSP Group, Inc.	11,618
1,494	@	Fairchild Semiconductor International, Inc.	15,418
5,450		Intel Corp.	111,889
1,600		Intersil Corp.	23,744
6,027	@	Kopin Corp.	22,903
28		Micrel, Inc.	276
1,685	@	Microsemi Corp.	26,134
805	@	Pericom Semiconductor Corp.	7,559
3,829	@	Semtech Corp.	60,766
1,582	@	Sigma Designs, Inc.	18,509
4,900	@	Skyworks Solutions, Inc.	74,823
900	@	Tessera Technologies, Inc.	16,164
31,400		Texas Instruments, Inc.	765,532
675	@	Varian Semiconductor Equipment Associates, Inc.	20,304
287	@	Veeco Instruments, Inc.	9,787
22,400		Xilinx, Inc.	578,592
			2,055,862
		Software: 3.4%
299	@	ACI Worldwide, Inc.	5,454
459		Bowne & Co., Inc.	5,109
4,119		Broadridge Financial Solutions ADR	86,664
18,686		CA, Inc.	420,435
162	@	Cerner Corp.	13,438
175	@	Commvault Systems, Inc.	3,833
12,000	@	Compuware Corp.	89,880
358	@	Concur Technologies, Inc.	14,084
910	@	CSG Systems International	18,309
832	@	Digi International, Inc.	8,445
3,000		Fair Isaac Corp.	68,880
11,700	@	Intuit, Inc.	378,612
65,650		Microsoft Corp.	1,881,529
518	@	MSCI, Inc. - Class A	15,530
45,283		Oracle Corp.	1,116,226
2,900	@	Quest Software, Inc.	48,865
1,492	@	Smith Micro Software, Inc.	13,070
2,243	@	Sybase, Inc.	99,567
1,050	@	SYNNEX Corp.	30,072
			4,318,002
		Telecommunications: 2.7%
7,479	@	3Com Corp.	57,065
889	@	Anixter International, Inc.	37,107
1,135		Applied Signal Technology, Inc.	20,963
4,069	@	Arris Group, Inc.	41,992
58,435		AT&T, Inc.	1,449,772
545		Black Box Corp.	15,767
10,823	@	Cincinnati Bell, Inc.	32,036
35,788	@	Cisco Systems, Inc.	870,722
1,689	@	CommScope, Inc.	43,053
231	@	Comtech Telecommunications	7,304
1,300	@	EMS Technologies, Inc.	17,836
2,600		Harris Corp.	117,572
1,614	@	Netgear, Inc.	40,915
1,650	@	NeuStar, Inc.	38,247
2,032	@	Neutral Tandem, Inc.	32,756
2,745	@	Novatel Wireless, Inc.	18,282
600		NTELOS Holdings Corp.	10,248
2,571		Plantronics, Inc.	73,094
5,530		Qualcomm, Inc.	202,896
19,600		Qwest Communications International, Inc.	89,376
14,984	@	RF Micro Devices, Inc.	63,083
2,004	@	Symmetricom, Inc.	11,763
119	@	Tekelec	1,966

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
2,079		USA Mobility, Inc.	$23,410
7,048		Verizon Communications, Inc.	203,899
			3,521,124
		Textiles: 0.0%
661		Unifirst Corp.	34,742
			34,742
		Transportation: 0.2%
995	@	Bristow Group, Inc.	36,029
1,456		Landstar System, Inc.	58,080
1,555	L	Overseas Shipholding Group	69,182
800		Ryder System, Inc.	28,232
1,412		Tidewater, Inc.	62,933
			254,456
		Total Common Stock
		(Cost $64,506,876)	76,997,002
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Apartments: 0.2%
761		BRE Properties, Inc.	25,653
805		Camden Property Trust	32,240
300		Essex Property Trust, Inc.	25,770
376		Home Properties, Inc.	17,221
1,095		Mid-America Apartment Communities, Inc.	56,874
2,900		UDR, Inc.	48,720
			206,478
		Diversified: 0.1%
2,490		Colonial Properties Trust	29,357
2,078		Cousins Properties, Inc.	14,941
2,309		Duke Realty Corp.	25,630
146		Entertainment Properties Trust	5,580
1,233		Liberty Property Trust	38,137
			113,645
		Forest Products & Paper: 0.1%
1,600	L	Plum Creek Timber Co., Inc.	57,168
841		Potlatch Corp.	27,770
1,418		Rayonier, Inc.	58,946
			143,884
		Health Care: 0.2%
2,500		HCP, Inc.	71,950
2,079		Healthcare Realty Trust, Inc.	43,430
1,165		LTC Properties, Inc.	30,383
2,532		Medical Properties Trust, Inc.	26,054
1,400		Nationwide Health Properties, Inc.	46,466
1,600		Senior Housing Properties Trust	33,264
			251,547
		Hotels: 0.0%
1,100		Hospitality Properties Trust	24,167
			24,167
		Office Property: 0.1%
654		Alexandria Real Estate Equities, Inc.	40,299
1,614		BioMed Realty Trust, Inc.	24,936
800		Corporate Office Properties Trust SBI MD	29,464
441		Franklin Street Properties Corp.	5,720
725		Highwoods Properties, Inc.	21,061
103		Kilroy Realty Corp.	2,918
672		Mack-Cali Realty Corp.	22,539
874		Parkway Properties, Inc.	14,508
800		SL Green Realty Corp.	40,848
			202,293
		Regional Malls: 0.4%
1,112		Macerich Co.	39,632
5,454		Simon Property Group, Inc.	426,994
			466,626
		Shopping Centers: 0.1%
129		Acadia Realty Trust	2,158
284		Cedar Shopping Centers, Inc.	1,872
806	L	Equity One, Inc.	14,887
850		Federal Realty Investment Trust	58,616
800		Regency Centers Corp.	27,736
165		Tanger Factory Outlet Centers, Inc.	6,876
1,014		Urstadt Biddle Properties, Inc.	15,991
2,034		Weingarten Realty Investors	41,880
			170,016
		Single Tenant: 0.0%
470		National Retail Properties, Inc.	9,973
1,800		Realty Income Corp.	50,400
			60,373
		Storage: 0.1%
3,577		Extra Space Storage, Inc.	40,349
450		Public Storage, Inc.	36,986
1,017		Sovran Self Storage, Inc.	32,269
			109,604

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Warehouse/Industr: 0.1%
2,063		AMB Property Corp.	$50,213
1,152		EastGroup Properties, Inc.	41,357
			91,570
		Total Real Estate Investment Trusts
		(Cost $1,431,897)	1,840,203
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
4,400	L	iShares S&P SmallCap 600 Index Fund	242,792
3,400	L	SPDR S&P MidCap 400 ETF Trust	455,566
		Total Exchange-Traded Funds
		(Cost $618,614)	698,358

Principal Amount			Value
CORPORATE BONDS/NOTES: 14.4%
		Advertising: 0.0%
$45,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$49,163
			49,163
		Agriculture: 0.2%
147,000		Altria Group, Inc., 9.700%, due 11/10/18	185,149
12,000		Philip Morris International, Inc., 5.650%, due 05/16/18	12,993
			198,142
		Apparel: 0.1%
80,000		Hanesbrands, Inc., 8.000%, due 12/15/16	82,000
			82,000
		Banks: 3.0%
110,000		American Express Bank FSB, 5.500%, due 04/16/13	117,742
100,000		Bank of America Corp., 5.420%, due 03/15/17	97,908
100,000		Bank of America Corp., 8.000%, due 12/29/49	95,448
30,000		Bank of Ireland, 0.500%, due 12/29/49	11,400
200,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	205,495
159,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	151,050
140,000		Citigroup, Inc., 5.000%, due 09/15/14	139,367
140,000		Citigroup, Inc., 6.010%, due 01/15/15	146,598
139,000		Citigroup, Inc., 8.500%, due 05/22/19	160,664
234,000		Deutsche Bank AG, London-Republic of Indonesia Government International Bond Credit Linked Notes, 13.150%, due 01/25/12	233,041
77,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	59,556
217,000		Fifth Third Bancorp., 8.250%, due 03/01/38	224,139
250,000		First Tennessee Bank NA, 5.650%, due 04/01/16	230,798
78,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	83,948
137,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	147,715
128,000	#	HSBC Capital Funding L.P./Jersey Channel Islands, 9.547%, due 12/29/49	129,280
250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	267,623
141,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	136,691
109,000		Morgan Stanley, 4.100%, due 01/26/15	108,938
166,000		Morgan Stanley, 4.750%, due 04/01/14	168,892
134,000		Morgan Stanley, 7.300%, due 05/13/19	148,417
212,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	241,996
179,000	#	Rabobank, 11.000%, due 12/29/49	227,453
59,000		USB Capital XIII Trust, 6.625%, due 12/15/39	58,840
136,000		Wachovia Bank NA, 6.600%, due 01/15/38	140,173
20,000		Wachovia Corp., 5.250%, due 08/01/14	21,168
138,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	136,620
			3,890,960
		Beverages: 0.2%
125,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	135,718
57,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	68,725
61,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	69,610
			274,053
		Chemicals: 0.3%
60,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	67,355
56,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	67,548
91,000		Dow Chemical Co., 7.600%, due 05/15/14	104,053
100,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	99,250
15,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	15,075
			353,281
		Coal: 0.1%
125,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	130,000
			130,000
		Commercial Services: 0.2%
110,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	123,377
30,000		Service Corp. International, 7.000%, due 06/15/17	29,550
100,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	103,000
			255,927
		Computers: 0.2%
5,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	5,075
95,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	97,375
95,000		Seagate Technology, Inc., 6.800%, due 10/01/16	95,238
			197,688

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services: 1.5%
$75,000		American Express Credit Corp., 7.300%, due 08/20/13	$84,749
166,000	#	Cantor Fitzgerald L.P., 7.875%, due 10/15/19	168,914
250,000		Capital One Bank USA NA, 8.800%, due 07/15/19	300,920
87,000		Capital One Capital V, 10.250%, due 08/15/39	98,930
54,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	55,682
132,000		Credit Suisse/Guernsey, 5.860%, due 12/31/49	115,485
120,000		FIA Card Services NA, 6.625%, due 06/15/12	130,665
110,000		Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	110,022
96,000		Fund American Cos., Inc., 5.875%, due 05/15/13	98,745
43,000		General Electric Capital Corp., 5.500%, due 01/08/20	43,323
168,000		General Electric Capital Corp., 5.875%, due 01/14/38	156,483
18,000		General Electric Capital Corp., 6.000%, due 08/07/19	18,867
128,000		General Electric Capital Corp., 6.875%, due 01/10/39	134,118
49,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	49,819
102,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	101,328
80,000		Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	81,534
35,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	36,935
117,000		SLM Corp., 5.000%, due 04/15/15	103,032
200,000	#, ±	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	20
			1,889,571
		Electric: 1.5%
140,000		AES Corp., 8.000%, due 10/15/17	139,825
75,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	75,723
59,000		Ameren Corp., 8.875%, due 05/15/14	68,728
18,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	18,310
308,000		Commonwealth Edison Co., 6.950%, due 07/15/18	339,380
90,000		DTE Energy Co., 7.050%, due 06/01/11	95,393
84,000	#	EDF S.A., 5.600%, due 01/27/40	82,500
53,000		Entergy Texas, Inc., 7.125%, due 02/01/19	60,127
35,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	36,536
49,000		Indiana Michigan Power, 7.000%, due 03/15/19	56,175
34,000		Jersey Central Power and Light, 7.350%, due 02/01/19	39,772
36,926	#	Juniper Generation, LLC, 6.790%, due 12/31/14	34,464
99,000		Metropolitan Edison, 7.700%, due 01/15/19	116,641
38,000		Nisource Finance Corp., 6.125%, due 03/01/22	39,672
317,000		NorthWestern Corp., 5.875%, due 11/01/14	325,477
129,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	154,159
41,000		Progress Energy, Inc., 7.050%, due 03/15/19	46,355
112,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	120,024
91,000		Southwestern Electric Power, 5.550%, due 01/15/17	95,174
			1,944,435
		Electronics: 0.1%
65,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	67,600
			67,600
		Energy - Alternate Sources: 0.0%
200,000	I	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	20
200,000	I	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	20
30,885	I	PEA Lima, LLC, 0.000%, due 03/20/14	3
			43
		Entertainment: 0.3%
120,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	124,500
120,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	114,600
70,000	#	Warner Music Group, 9.500%, due 06/15/16	73,850
20,000		WMG Holdings Corp., 9.500%, due 12/15/14	20,100
			333,050
		Food: 0.6%
30,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	30,675
80,000		HJ Heinz Co., 5.350%, due 07/15/13	87,436
41,000		Kraft Foods, Inc., 5.375%, due 02/10/20	42,500
145,000		Kraft Foods, Inc., 6.125%, due 02/01/18	159,330
10,000		Kraft Foods, Inc., 6.125%, due 08/23/18	11,041
31,000		Kraft Foods, Inc., 6.500%, due 08/11/17	35,015
50,000		Kraft Foods, Inc., 6.500%, due 02/09/40	52,555
45,000		Safeway, Inc., 6.250%, due 03/15/14	50,305
105,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	114,188
15,000		TreeHouse Foods, Inc., 7.750%, due 03/01/18	15,431
105,000		Tyson Foods, Inc., 7.850%, due 04/01/16	111,563
			710,039
		Forest Products & Paper: 0.0%
52,000		Domtar Corp., 10.750%, due 06/01/17	61,230
			61,230
		Gas: 0.1%
125,000		Sempra Energy, 6.500%, due 06/01/16	140,142
			140,142
		Healthcare - Products: 0.2%
95,000	&	Biomet, Inc., 10.375%, due 10/15/17	104,500
94,000		Boston Scientific Corp., 4.500%, due 01/15/15	93,725
51,000		Boston Scientific Corp., 6.000%, due 01/15/20	50,934
58,000		Boston Scientific Corp., 7.375%, due 01/15/40	59,548
			308,707
		Healthcare - Services: 0.2%
50,000		HCA, Inc., 9.250%, due 11/15/16	53,188

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services (continued)
$95,000	&	HCA, Inc., 9.625%, due 11/15/16	$101,888
52,000		US Oncology, Inc., 9.125%, due 08/15/17	54,210
			209,286
		Home Builders: 0.0%
44,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	44,504
			44,504
		Insurance: 1.2%
340,000		Aegon NV, 3.923%, due 12/31/49	202,810
180,000		American International Group, Inc., 5.850%, due 01/16/18	145,560
151,000		Genworth Financial, Inc., 6.515%, due 05/22/18	142,430
72,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	74,620
85,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	86,179
74,000		Lincoln National Corp., 8.750%, due 07/01/19	89,372
104,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	124,709
65,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	64,591
56,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	63,712
172,000		Protective Life Corp., 8.450%, due 10/15/39	174,724
38,000		Prudential Financial, Inc., 4.750%, due 09/17/15	39,345
43,000		Prudential Financial, Inc., 5.700%, due 12/14/36	40,390
89,000		Prudential Financial, Inc., 6.000%, due 12/01/17	94,285
10,000		Prudential Financial, Inc., 6.625%, due 12/01/37	10,551
89,000		Prudential Financial, Inc., 7.375%, due 06/15/19	102,514
130,000	#	Teachers Insurance & Annuity Association of America, 6.850%, due 12/16/39	140,561
			1,596,353
		Investment Companies: 0.0%
45,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	47,552
			47,552
		Iron/Steel: 0.2%
48,000		ArcelorMittal, 7.000%, due 10/15/39	48,084
126,000		ArcelorMittal, 9.850%, due 06/01/19	159,011
70,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	70,000
			277,095
		Lodging: 0.2%
165,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	172,089
70,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	69,650
			241,739
		Machinery - Diversified: 0.0%
60,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	60,600
			60,600
		Media: 1.2%
90,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	93,150
95,000	#, L	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	97,375
50,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	51,625
32,000		Comcast Corp., 5.900%, due 03/15/16	34,929
150,000		Comcast Corp., 6.300%, due 11/15/17	166,283
40,000		Comcast Corp., 6.400%, due 03/01/40	40,836
163,000	#	COX Communications, Inc., 6.250%, due 06/01/18	175,871
49,000	#	COX Communications, Inc., 6.950%, due 06/01/38	52,797
33,000		Discovery Communications, LLC, 5.625%, due 08/15/19	34,753
50,000		DISH DBS Corp., 7.125%, due 02/01/16	50,375
95,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	95,950
80,000	#, L	News America, Inc., 5.650%, due 08/15/20	85,772
91,000		News America, Inc., 6.650%, due 11/15/37	96,781
54,000		News America, Inc., 6.900%, due 03/01/19	62,138
5,000		Time Warner Cable, Inc., 3.500%, due 02/01/15	5,041
273,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	302,321
17,000		Time Warner, Inc., 7.700%, due 05/01/32	20,082
57,000		Viacom, Inc., 4.250%, due 09/15/15	58,647
			1,524,726
		Mining: 0.2%
60,000		Newmont Mining Corp., 5.125%, due 10/01/19	60,695
56,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	68,014
110,000		Teck Resources Ltd., 10.250%, due 05/15/16	131,725
			260,434
		Miscellaneous Manufacturing: 0.1%
81,000		General Electric Co., 5.250%, due 12/06/17	85,137
			85,137
		Office/Business Equipment: 0.0%
39,000		Xerox Corp., 4.250%, due 02/15/15	39,930
19,000		Xerox Corp., 5.625%, due 12/15/19	19,673
			59,603
		Oil & Gas: 0.4%
49,000		Hess Corp., 8.125%, due 02/15/19	59,998
42,000		Marathon Oil Corp., 7.500%, due 02/15/19	49,029
39,000	#	Motiva Enterprises LLC, 5.750%, due 01/15/20	41,124
32,000	#	Motiva Enterprises LLC, 6.850%, due 01/15/40	34,694
115,000		Newfield Exploration Co., 6.875%, due 02/01/20	113,850
75,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	75,660
90,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	93,825
			468,180
		Oil & Gas Services: 0.1%
51,000		Weatherford International Ltd., 9.625%, due 03/01/19	65,080
			65,080

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Principal Amount			Value
		Packaging & Containers: 0.0%
$30,000		Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	$31,575
			31,575
		Pipelines: 0.5%
88,000		Enbridge Energy Partners, 9.875%, due 03/01/19	116,003
77,000		Energy Transfer Partners, 9.700%, due 03/15/19	97,162
54,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	61,984
112,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	117,007
36,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	44,586
113,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	125,708
34,000	#	Williams Partners L.P., 5.250%, due 03/15/20	34,615
34,000	#	Williams Partners L.P., 6.300%, due 04/15/40	34,111
			631,176
		Real Estate: 0.2%
40,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	42,366
20,000	#, L	Felcor Lodging L.P., 10.000%, due 10/01/14	19,550
51,000		ProLogis, 7.375%, due 10/30/19	52,795
124,000		Simon Property Group, Inc., 6.750%, due 05/15/14	137,534
			252,245
		Retail: 0.3%
107,000		CVS Caremark Corp., 6.125%, due 09/15/39	109,211
46,000		CVS Caremark Corp., 6.600%, due 03/15/19	51,706
100,000		Limited Brands, Inc., 8.500%, due 06/15/19	107,625
40,000	#	QVC, Inc., 7.500%, due 10/01/19	40,700
120,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	132,300
			441,542
		Telecommunications: 1.0%
198,000		AT&T, Inc., 6.550%, due 02/15/39	209,893
100,000		British Telecommunications PLC, 5.950%, due 01/15/18	103,687
28,000		CenturyTel, Inc., 7.600%, due 09/15/39	28,650
45,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	45,000
52,000	L	Cricket Communications, Inc., 10.000%, due 07/15/15	52,910
105,000		Crown Castle International Corp., 7.125%, due 11/01/19	105,525
123,000		Embarq Corp., 7.995%, due 06/01/36	131,324
35,000		Frontier Communications Corp., 8.125%, due 10/01/18	35,000
97,000	#	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	98,940
45,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	45,113
50,000		Nextel Communications, Inc., 5.950%, due 03/15/14	45,625
55,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	55,275
52,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	52,780
50,000		Sprint Nextel Corp., 6.000%, due 12/01/16	43,500
32,000		Telefonica Emisones SAU, 5.877%, due 07/15/19	33,836
91,000		Verizon Communications, Inc., 8.950%, due 03/01/39	124,411
100,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	99,000
			1,310,469
		Transportation: 0.0%
30,000		Union Pacific Corp., 5.700%, due 08/15/18	32,029
			32,029
		Total Corporate Bonds/Notes
		(Cost $17,843,376)	18,525,356
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.0%
		Federal Home Loan Mortgage Corporation##: 3.5%
46,559		4.935%, due 04/01/35	48,942
269,865	S	5.000%, due 08/15/16	290,212
265,084	S	5.000%, due 12/15/17	282,110
213,000	S	5.000%, due 09/15/31	225,221
203,784	S	5.000%, due 04/15/32	214,349
81,000		5.000%, due 02/15/32	85,796
172,000	S	5.500%, due 12/15/32	184,115
264,160	S	5.500%, due 02/15/34	280,168
96,000		5.500%, due 09/15/32	102,310
90,000		5.500%, due 10/15/32	91,994
79,000		5.500%, due 11/15/32	84,224
100,000		5.500%, due 05/15/36	107,238
244,092	S	5.664%, due 05/01/37	253,777
395,487	S	6.000%, due 01/15/29	429,379
204,033	S	6.000%, due 07/15/32	221,060
1,445,000	S	6.000%, due 10/15/32	1,579,537
17,536		6.000%, due 04/01/14	18,571
2,660		6.500%, due 11/01/28	2,918
54,140		6.500%, due 12/01/31	59,345
			4,561,266
		Federal National Mortgage Association##: 3.7%
400,000	W	5.000%, due 04/01/37	413,438
134,389	S	5.000%, due 06/01/33	140,067
1,156,958	S	5.000%, due 07/01/37	1,205,844
147,053		5.000%, due 07/01/23	155,231
19,890		5.000%, due 02/25/29	20,691
8,990		5.000%, due 07/01/36	9,370
78,148		5.011%, due 07/01/35	82,553
45,149		5.227%, due 08/01/35	47,683

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$196,000	S	5.500%, due 05/25/30	$209,505
249,896	S	6.000%, due 07/25/29	273,013
184,534	S	6.000%, due 04/25/31	202,561
172,651	S	6.000%, due 01/01/38	183,395
457,369	S	6.000%, due 04/01/38	485,761
242,064	S	6.000%, due 12/25/49	260,678
48,902		6.000%, due 08/01/16	52,730
16,003		6.000%, due 10/01/18	17,265
105,859		6.000%, due 07/25/29	116,175
343,000	W	6.500%, due 04/13/40	367,707
343,000		6.500%, due 05/01/37	367,653
71,488		7.000%, due 06/01/31	79,471
8,315		7.500%, due 09/01/30	9,368
2,604		7.500%, due 10/01/30	2,936
69,710		7.500%, due 01/25/48	78,864
			4,781,959
		Government National Mortgage Association: 0.8%
3,650		4.375%, due 04/20/28	3,781
374,217	S	4.500%, due 04/15/39	381,609
287,000		5.000%, due 04/15/39	297,383
133,573	S	5.500%, due 09/15/38	141,605
39,544		6.500%, due 06/15/29	43,404
43,109		6.500%, due 01/15/32	47,020
59,378		7.500%, due 12/15/23	66,931
			981,733
		Total U.S. Government Agency Obligations
		(Cost $9,998,469)	10,324,958
U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury Notes: 5.5%
3,699,000		0.875%, due 01/31/12	3,707,815
517,000		1.375%, due 02/15/13	517,970
772,000		2.250%, due 01/31/15	772,483
915,000		3.625%, due 02/15/20	917,717
478,000		4.375%, due 11/15/39	466,050
682,000		4.500%, due 08/15/39	679,123
		Total U.S. Treasury Obligations
		(Cost $7,025,448)	7,061,158
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 1.0%
79,000	#	Bank of America Auto Trust, 1.390%, due 03/15/14	79,220
117,000	#	Bank of America Auto Trust, 3.030%, due 10/15/16	120,868
100,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	104,553
111,000		CarMax Auto Owner Trust, 1.740%, due 04/15/14	111,764
47,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	47,280
75,000		CarMax Auto Owner Trust, 2.820%, due 12/15/14	75,626
89,000		CarMax Auto Owner Trust, 5.810%, due 12/16/13	95,881
67,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	68,565
183,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	188,453
12,000	S	Honda Auto Receivables Owner Trust, 1.250%, due 10/21/13	12,014
21,000		Honda Auto Receivables Owner Trust, 1.980%, due 05/23/16	21,027
50,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	50,894
78,000		Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	82,403
45,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	45,759
59,000		Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	59,694
43,000		Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	43,565
79,000		Volkswagen Auto Loan Enhanced Trust, 1.310%, due 01/20/14	79,290
			1,286,856
		Credit Card Asset-Backed Securities: 0.4%
166,000		Citibank Credit Card Issuance Trust, 2.250%, due 12/23/14	167,224
131,000		Citibank Credit Card Issuance Trust, 5.300%, due 03/15/18	144,298
200,000	S	Discover Card Master Trust, 5.650%, due 03/16/20	221,102
			532,624
		Home Equity Asset-Backed Securities: 0.0%
23,319		Merrill Lynch Mortgage Investors Trust, 0.589%, due 07/25/34	16,974
1,341		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,330
3,387		Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	3,383
			21,687
		Other Asset-Backed Securities: 0.4%
15,190		Amortizing Residential Collateral Trust, 0.479%, due 05/25/32	7,975
8,890	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.829%, due 07/25/33	7,871
500		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	494
163,745	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	161,527
36,823		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	27,601
119,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	114,841
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	72,989
74,442		Equity One, Inc., 5.050%, due 09/25/33	65,678
250,000	#, I	Hudson Mezzanine Funding, 0.978%, due 06/12/42	—
2,684		Residential Asset Mortgage Products, Inc., 0.849%, due 06/25/33	1,672
76,011		Structured Asset Securities Corp., 4.910%, due 06/25/33	57,160
			517,808
		Total Asset-Backed Securities
		(Cost $2,675,030)	2,358,975

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.9%
$270,159			American Home Mortgage Investment Trust, 0.609%, due 11/25/45	$78,485
	47,713		Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	48,181
	250,000	S	Banc of America Commercial Mortgage, Inc., 5.178%, due 09/10/47	259,834
	28,523		Bear Stearns Alternative-A Trust, 0.549%, due 07/25/34	19,956
	113,031	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	106,402
	225,000	S	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	214,649
	5,643,301	#, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.086%, due 12/11/49	48,273
	140,000		Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	152,576
	220,000	#, S	Commercial Mortgage Pass-through Certificates, 0.732%, due 07/16/34	208,557
	230,000	S	Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	223,790
	1,445,203	S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	366,120
	272,970	S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	231,697
	1,468,721	S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	457,248
	66,422	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.549%, due 04/25/35	13,300
	29,577		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	29,985
	15,787		GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	16,102
	285,256	S	GMAC Mortgage Corp. Loan Trust, 5.256%, due 03/18/35	241,524
	160,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	152,328
	200,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	190,705
	250,000	S	Greenwich Capital Commercial Funding Corp., 5.883%, due 07/10/38	248,339
	276,873	S	GSAA Trust, 5.242%, due 05/25/35	262,166
	87,810		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	79,429
	35,980		Homebanc Mortgage Trust, 1.089%, due 08/25/29	22,388
	12,736,836	S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.156%, due 02/15/51	85,525
	90,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.179%, due 12/15/44	92,908
	100,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	92,991
	250,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	248,763
	4,110		JPMorgan Chase Commercial Mortgage Securities Corp., 5.832%, due 04/15/45	4,152
	20,658		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	20,658
	20,000		LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	20,486
	200,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	206,985
	210,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	212,150
	130,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	120,608
	190,000	S	LB-UBS Commercial Mortgage Trust, 5.882%, due 06/15/38	190,663
	2,105		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,827
	22,037		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	21,175
	3,522,775	#, ^	Merrill Lynch Mortgage Trust, 0.364%, due 08/12/43	66,595
	110,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	110,775
	12,419		MLCC Mortgage Investors, Inc., 0.549%, due 01/25/29	10,339
	29,042		MLCC Mortgage Investors, Inc., 0.559%, due 11/25/29	23,630
	90,000		Morgan Stanley Capital I, 5.184%, due 11/14/42	94,321
	138,110		Morgan Stanley Capital I, 5.380%, due 04/15/49	142,028
	25,000		Morgan Stanley Capital I, 5.731%, due 07/12/44	26,297
	2,952		Morgan Stanley Dean Witter Capital I, 5.720%, due 12/18/32	3,009
	21,718		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	21,963
	272,102	S	Residential Funding Mortgage Securities I, 5.137%, due 08/25/35	229,305
	12,882		Sequoia Mortgage Trust, 0.499%, due 01/20/35	11,458
	19,522		Structured Asset Mortgage Investments, Inc., 0.469%, due 04/19/35	9,859
	90,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	90,155
	177,444	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	173,471
	74,152		Wells Fargo Mortgage-Backed Securities Trust, 4.862%, due 08/25/34	74,774
	252,000	S	Wells Fargo Mortgage-Backed Securities Trust, 5.311%, due 05/25/35	237,060
			Total Collateralized Mortgage Obligations
			(Cost $8,306,328)	6,315,964
OTHER BONDS: 0.7%
			Foreign Government Bonds: 0.7%
BRL	1,733,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	948,482
			Total Other Bonds
			(Cost $920,723)	948,482
			Total Long-Term Investments
			(Cost $113,326,761)	125,070,456

	Shares			Value
SHORT-TERM INVESTMENTS: 5.1%
			Affiliated Mutual Fund: 3.8%
	4,928,000	S	ING Institutional Prime Money Market Fund - Class I	$4,928,000
			Total Mutual Fund
			(Cost $4,928,000)	4,928,000
			Securities Lending Collateral(cc): 1.3%
	1,385,309		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	$1,385,309

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc) (continued)
317,673	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		$254,138
		Total Securities Lending Collateral
		(Cost $1,702,982)		1,639,447
		Total Short-Term Investments
		(Cost $6,630,982)		6,567,447
		Total Investments in Securities
		(Cost $119,957,743)*	102.0%	$131,637,903
		Other Assets and Liabilities - Net	(2.0)	(2,631,866)
		Net Assets	100.0%	$129,006,037

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	BRL	Brazilian Real
	*	Cost for federal income tax purposes is $123,314,158.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,735,563
		Gross Unrealized Depreciation		(7,411,818)
		Net Unrealized Appreciation		$8,323,745

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock
Advertising	$41,154	$—	$—	$41,154
Aerospace/Defense	2,963,844	—	—	2,963,844
Agriculture	1,603,848	—	1	1,603,849
Airlines	66,354	—	—	66,354
Apparel	431,270	—	—	431,270
Auto Manufacturers	355,086	—	—	355,086
Auto Parts & Equipment	78,328	—	—	78,328
Banks	5,924,458	—	—	5,924,458
Beverages	865,952	—	—	865,952
Biotechnology	940,025	—	—	940,025
Building Materials	178,087	—	—	178,087
Chemicals	952,521	—	—	952,521
Coal	694,600	—	—	694,600
Commercial Services	1,746,457	—	—	1,746,457
Computers	5,504,781	—	—	5,504,781
Cosmetics/Personal Care	1,008,177	—	—	1,008,177
Distribution/Wholesale	203,119	—	—	203,119
Diversified Financial Services	1,551,571	—	—	1,551,571
Electric	1,597,704	—	—	1,597,704
Electrical Components & Equipment	1,034,595	—	—	1,034,595
Electronics	1,290,644	—	—	1,290,644
Engineering & Construction	822,343	—	—	822,343
Entertainment	13,061	—	—	13,061
Environmental Control	48,069	—	—	48,069
Food	1,470,990	—	—	1,470,990
Forest Products & Paper	989,724	—	—	989,724
Gas	1,067,729	—	—	1,067,729
Hand/Machine Tools	91,533	—	—	91,533
Healthcare - Products	1,201,002	—	—	1,201,002
Healthcare - Services	1,655,473	—	—	1,655,473
Home Builders	350,319	—	—	350,319
Home Furnishings	51,452	—	—	51,452
Household Products/Wares	648,305	—	—	648,305
Insurance	2,916,889	—	—	2,916,889
Internet	1,179,665	—	—	1,179,665
Investment Companies	14,913	—	—	14,913
Iron/Steel	149,389	—	—	149,389
Leisure Time	26,209	—	—	26,209
Machinery - Construction & Mining	124,141	—	—	124,141
Machinery - Diversified	100,618	—	—	100,618
Media	2,455,661	—	—	2,455,661
Metal Fabricate/Hardware	238,179	—	—	238,179
Mining	16,258	—	—	16,258
Miscellaneous Manufacturing	4,039,100	—	—	4,039,100
Office/Business Equipment	680,525	—	—	680,525
Oil & Gas	4,204,528	—	—	4,204,528
Oil & Gas Services	1,057,422	—	—	1,057,422
Packaging & Containers	598,715	—	—	598,715
Pharmaceuticals	5,256,912	—	—	5,256,912
Pipelines	493,266	—	—	493,266
Real Estate	110,013	—	—	110,013
Retail	5,340,320	—	—	5,340,320
Savings & Loans	367,517	—	—	367,517
Semiconductors	2,055,862	—	—	2,055,862
Software	4,318,002	—	—	4,318,002
Telecommunications	3,521,124	—	—	3,521,124
Textiles	34,742	—	—	34,742
Transportation	254,456	—	—	254,456
Total Common Stock	76,997,001	—	1	76,997,002
Real Estate Investment Trusts	1,840,203	—	—	1,840,203
Exchange-Traded Funds	698,358	—	—	698,358
Corporate Bonds/Notes	—	18,280,852	244,504	18,525,356
U.S. Government Agency Obligations	—	10,324,958	—	10,324,958
U.S. Treasury Obligations	—	7,061,158	—	7,061,158
Asset-Backed Securities	—	2,351,000	7,975	2,358,975
Collateralized Mortgage Obligations	—	5,492,596	823,368	6,315,964
Other Bonds	—	948,482	—	948,482
Short-Term Investments	6,313,309	—	254,138	6,567,447
Total Investments, at value	$85,848,871	$44,459,046	$1,329,986	$131,637,903

Other Financial Instruments+:
Forward foreign currency contracts	—	542	—	542
Futures	38,188	—	—	38,188
Swaps, at value	—	115,343	—	115,343
Total Assets	$85,887,059	$44,574,931	$1,329,986	$131,791,976

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(15,509)	$—	$(15,509)
Futures	(44,036)	—	—	(44,036)
Swaps, at value	—	(152,693)	—	(152,693)
Total Liabilities	$(44,036)	$(168,202)	$—	$(212,238)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$1	$—	$1
Warrants	—	—	—	—	(7,446)	7,446	—	—	—
Corporate Bonds/Notes	87,436	—	(98,688)	(26,848)	166,389	104,795	11,420	—	244,504
Asset-Backed Securities	590,067	—	(997,767)	4	(388,100)	795,796	7,975	—	7,975
Collateralized Mortgage Obligations	2,607,061	—	(1,108,587)	866	(1,447,790)	771,818	—	—	823,368
Other Bonds	1,142,104	520,492	(1,702,361)	(963)	173,629	(132,900)	—	—	—
Short-Term Investments	—	—	—	—	—	—	254,138	—	254,138
Total Investments, at value	$4,426,668	$520,492	$(3,907,403)	$(26,941)	$(1,503,318)	$1,546,955	$273,534	$—	$1,329,986

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(893,143).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

At February 28, 2010 the following forward foreign currency contracts were outstanding for the ING Balanced Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Indian Rupee
INR 11,342,306	BUY	3/5/10	245,366	245,908	$542
					$542

Brazilian Real
BRL 1,303,782	SELL	3/5/10	705,159	720,668	$(15,509)
					$(15,509)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on February 28, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
Euro-Schatz	22	03/08/10	$3,268,995	$2,466
Euro-Bobl 5-Year	5	03/08/10	805,487	3,692
Euro-Bund	9	03/08/10	1,525,123	16,205
S&P 500 E-Mini	7	03/19/10	386,190	5,852
S&P 500 E-Mini	2	06/18/10	109,860	(286)
U.S. Treasury 2-Year Note	7	06/30/10	1,522,062	3,811
U.S. Treasury 5-Year Note	7	06/30/10	811,563	6,162
			$8,429,280	$37,902
Short Contracts
U.S. Treasury 10-Year Note	19	06/21/10	$2,232,203	$(28,548)
U.S. Treasury Long Bond	6	06/21/10	$706,125	$(15,202)
			$2,938,328	$(43,750)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on February 28, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Market	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	84,500	$(1,827)	$—	$(1,827)
Morgan Stanley Capital Services Inc.	Kraft Foods Inc. 5.250%, 02/01/38	Buy	(1.000)	10/01/13	USD	154,000	(2,958)	(1,448)	(1,510)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	32,000	11,726	7,698	4,028
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	67,000	24,550	15,468	9,082
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	211,000	77,316	26,510	50,806
							$108,807	$48,228	$60,579

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Implied Credit Spread	Notional		Market	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	At 02/28/2010 (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	1.26%	USD	84,000	$1,751	$—	$1,751
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.79%	USD	32,000	(18,345)	(8,565)	(9,780)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.79%	USD	67,000	(38,410)	(19,563)	(18,847)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.79%	USD	53,000	(30,384)	(14,006)	(16,378)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.79%	USD	106,000	(60,769)	(14,058)	(46,711)
								$(146,157)	$(56,192)	$(89,965)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

(1)                 If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2010:

Derivatives Fair Value*
Credit contracts	$(37,350)
Equity contracts	5,566
Foreign exchange contracts	(14,967)
Interest rate contracts	(11,414)
Total	$(58,165)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Aerospace/Defense: 5.3%
1,900		Boeing Co.	$120,004
1,530		General Dynamics Corp.	111,002
1,400		Lockheed Martin Corp.	108,864
1,990		Raytheon Co.	111,918
1,510		United Technologies Corp.	103,662
			555,450
		Agriculture: 2.0%
5,190		Altria Group, Inc.	104,423
2,134		Philip Morris International, Inc.	104,523
			208,946
		Apparel: 1.0%
1,590		Nike, Inc.	107,484
			107,484
		Auto Manufacturers: 1.2%
10,290	@	Ford Motor Co.	120,805
			120,805
		Banks: 10.3%
6,860		Bank of America Corp.	114,288
3,720		Bank of New York Mellon Corp.	106,094
2,690		Capital One Financial Corp.	101,548
31,060	@	Citigroup, Inc.	105,604
600		Goldman Sachs Group, Inc.	93,810
2,480		JPMorgan Chase & Co.	104,086
3,450		Morgan Stanley	97,221
19,370		Regions Financial Corp.	130,742
4,600		US Bancorp.	113,206
3,890		Wells Fargo & Co.	106,353
			1,072,952
		Beverages: 1.9%
1,820		Coca-Cola Co.	95,950
1,710		PepsiCo, Inc.	106,824
			202,774
		Biotechnology: 2.1%
1,820	@	Amgen, Inc.	103,030
2,350	@	Gilead Sciences, Inc.	111,884
			214,914
		Chemicals: 2.9%
3,700		Dow Chemical Co.	104,747
3,000		EI Du Pont de Nemours & Co.	101,160
1,290		Monsanto Co.	91,139
			297,046
		Commercial Services: 0.8%
390		Mastercard, Inc.	87,504
			87,504
		Computers: 4.7%
470	@	Apple, Inc.	96,171
6,970	@	Dell, Inc.	92,213
5,800	@	EMC Corp.	101,442
1,960		Hewlett-Packard Co.	99,548
750		International Business Machines Corp.	95,370
			484,744
		Cosmetics/Personal Care: 3.0%
3,210		Avon Products, Inc.	97,712
1,290		Colgate-Palmolive Co.	106,993
1,720		Procter & Gamble Co.	108,842
			313,547
		Diversified Financial Services: 1.9%
2,520		American Express Co.	96,239

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,050		NYSE Euronext	$106,839
			203,078
		Electric: 3.7%
2,910		American Electric Power Co., Inc.	97,834
1,280		Entergy Corp.	97,242
2,110		Exelon Corp.	91,363
3,030		Southern Co.	96,263
			382,702
		Food: 4.1%
2,990		Campbell Soup Co.	99,657
2,390		HJ Heinz Co.	109,701
3,800		Kraft Foods, Inc.	108,034
8,420		Sara Lee Corp.	114,175
			431,567
		Forest Products & Paper: 0.9%
2,350		Weyerhaeuser Co.	94,940
			94,940
		Healthcare - Products: 2.9%
1,780		Baxter International, Inc.	101,335
1,630		Johnson & Johnson	102,690
2,310		Medtronic, Inc.	100,254
			304,279
		Healthcare - Services: 1.1%
3,280		UnitedHealth Group, Inc.	111,061
			111,061
		Insurance: 3.0%
3,330		Allstate Corp.	104,063
1,300	@	Berkshire Hathaway, Inc.	104,169
2,880		Metlife, Inc.	104,803
			313,035
		Internet: 1.6%
730	@	Amazon.com, Inc.	86,432
160	@	Google, Inc. - Class A	84,288
			170,720
		Machinery - Construction & Mining: 1.0%
1,810		Caterpillar, Inc.	103,261
			103,261
		Media: 3.9%
6,080		Comcast Corp. — Class A	99,955
7,400		News Corp. - Class A	98,938
3,576		Time Warner, Inc.	103,847
3,150		Walt Disney Co.	98,406
			401,146
		Mining: 1.8%
6,350		Alcoa, Inc.	84,455
1,320		Freeport-McMoRan Copper & Gold, Inc.	99,211
			183,666
		Miscellaneous Manufacturing: 3.0%
1,280		3M Co.	102,592
6,730		General Electric Co.	108,084
2,590		Honeywell International, Inc.	104,014
			314,690
		Office/Business Equipment: 1.1%
11,910		Xerox Corp.	111,597
			111,597
		Oil & Gas: 4.8%
1,380		Chevron Corp.	99,774
2,030		ConocoPhillips	97,440
1,440		Devon Energy Corp.	99,158
1,530		ExxonMobil Corp.	99,450
1,300		Occidental Petroleum Corp.	103,805
			499,627
		Oil & Gas Services: 4.1%
2,520		Baker Hughes, Inc.	120,758
3,400		Halliburton Co.	102,510

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Oil & Gas Services (continued)
2,320		National Oilwell Varco, Inc.		$100,850
1,600		Schlumberger Ltd.		97,760
				421,878
		Pharmaceuticals: 3.9%
1,920		Abbott Laboratories		104,218
4,060		Bristol-Myers Squibb Co.		99,511
2,757		Merck & Co., Inc.		101,678
5,531		Pfizer, Inc.		97,069
				402,476
		Pipelines: 1.0%
4,840		Williams Cos., Inc.		104,254
				104,254
		Retail: 8.1%
1,740		Costco Wholesale Corp.		106,088
3,120		CVS Caremark Corp.		105,300
3,590		Home Depot, Inc.		112,008
4,400		Lowe’s Cos., Inc.		104,324
1,670		McDonald’s Corp.		106,630
2,130		Target Corp.		109,738
2,770		Walgreen Co.		97,615
1,920		Wal-Mart Stores, Inc.		103,814
				845,517
		Semiconductors: 1.9%
4,990		Intel Corp.		102,445
4,010		Texas Instruments, Inc.		97,764
				200,209
		Software: 1.9%
3,290		Microsoft Corp.		94,291
4,160		Oracle Corp.		102,544
				196,835
		Telecommunications: 4.4%
3,690		AT&T, Inc.		91,549
4,280	@	Cisco Systems, Inc.		104,132
2,210		Qualcomm, Inc.		81,085
27,330	@	Sprint Nextel Corp.		91,009
3,060		Verizon Communications, Inc.		88,526
				456,301
		Transportation: 3.0%
1,260		FedEx Corp.		106,798
1,950		Norfolk Southern Corp.		100,289
1,790		United Parcel Service, Inc. - Class B		105,145
				312,232
		Total Common Stock
		(Cost $7,634,744)		10,231,237
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
1,400		SPDR Trust Series 1		155,064
		Total Exchange-Traded Funds
		(Cost $138,154)		155,064
		Total Investments in Securities
		(Cost $7,772,898)*	99.8%	$10,386,301
		Other Assets and Liabilities - Net	0.2	25,499
		Net Assets	100.0%	$10,411,800

	@	Non-income producing security
	*	Cost for federal income tax purposes is $8,205,015.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,648,680
		Gross Unrealized Depreciation		(467,394)
		Net Unrealized Appreciation		$2,181,286

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$10,231,237	$—	$—	$10,231,237
Exchange-Traded Funds	155,064	—	—	155,064
Total Investments, at value	$10,386,301	$—	$—	$10,386,301

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Agriculture: 2.3%
444,100		Altria Group, Inc.	$8,935,292
			8,935,292
		Auto Parts & Equipment: 1.0%
149,351		WABCO Holdings, Inc.	3,993,646
			3,993,646
		Banks: 9.2%
463,300	@	Citigroup, Inc.	1,575,220
49,273		Goldman Sachs Group, Inc.	7,703,834
66,800		HSBC Holdings PLC ADR	3,668,656
317,498		JPMorgan Chase & Co.	13,325,391
339,490		Wells Fargo & Co.	9,281,657
			35,554,758
		Beverages: 3.0%
182,375		PepsiCo, Inc.	11,392,966
			11,392,966
		Biotechnology: 2.6%
178,400	@	Amgen, Inc.	10,099,224
			10,099,224
		Commercial Services: 2.1%
74,900	@	FTI Consulting, Inc.	2,751,826
283,800	@	Quanta Services, Inc.	5,392,200
			8,144,026
		Computers: 8.4%
89,148	@	Apple, Inc.	18,241,464
120,600	@	Cognizant Technology Solutions Corp.	5,804,478
159,000		Hewlett-Packard Co.	8,075,610
			32,121,552
		Diversified Financial Services: 0.7%
204,003		Blackstone Group LP	2,851,962
			2,851,962
		Electric: 2.0%
420,100		Great Plains Energy, Inc.	7,481,981
			7,481,981
		Electronics: 2.0%
54,700	@	Flir Systems, Inc.	1,466,507
127,258	@	Thermo Fisher Scientific, Inc.	6,206,373
			7,672,880
		Engineering & Construction: 2.4%
66,800		Fluor Corp.	2,859,040
282,663	@	McDermott International, Inc.	6,458,850
			9,317,890
		Entertainment: 1.9%
274,600		International Game Technology	4,819,230
155,237		Regal Entertainment Group	2,319,241
			7,138,471
		Environmental Control: 1.0%
110,800	@	Waste Connections, Inc.	3,725,096
			3,725,096
		Food: 2.8%
191,700		Flowers Foods, Inc.	4,886,433
81,393		General Mills, Inc.	5,861,110
			10,747,543
		Healthcare - Products: 2.0%
155,989		Covidien PLC	7,662,180
			7,662,180
		Healthcare - Services: 2.5%
168,713		Aetna, Inc.	5,059,703
75,800	@	WellPoint, Inc.	4,689,746
			9,749,449
		Insurance: 3.1%
91,358		Reinsurance Group of America, Inc.	4,342,246
413,634		XL Capital Ltd.	7,557,093
			11,899,339
		Internet: 0.6%
126,800	L	Nutri/System, Inc.	2,453,580
			2,453,580
		Lodging: 1.8%
238,204	@, L	Las Vegas Sands Corp.	3,961,333
135,400		Wyndham Worldwide Corp.	3,112,846
			7,074,179
		Machinery - Diversified: 0.8%
91,200	@	AGCO Corp.	3,123,600
			3,123,600
		Media: 3.3%
365,447		CBS Corp. - Class B	4,747,157
122,229	@	DIRECTV	4,137,452

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Media (continued)
76,289	@	Liberty Media Corp. - Starz		$3,885,399
				12,770,008
		Mining: 1.0%
51,300	L	BHP Billiton Ltd. ADR		3,761,829
				3,761,829
		Miscellaneous Manufacturing: 1.6%
196,141		Ingersoll-Rand PLC		6,258,859
				6,258,859
		Oil & Gas: 11.0%
88,603		Apache Corp.		9,182,815
280,070		ExxonMobil Corp.		18,204,550
206,522		Nexen, Inc.		4,646,745
71,700		Royal Dutch Shell PLC ADR - Class A		3,924,858
81,599	@	Transocean Ltd.		6,513,232
				42,472,200
		Oil & Gas Services: 1.2%
102,815		National Oilwell Varco, Inc.		4,469,368
				4,469,368
		Packaging & Containers: 2.0%
143,000		Packaging Corp. of America		3,403,400
74,100		Silgan Holdings, Inc.		4,231,851
				7,635,251
		Pharmaceuticals: 5.1%
812,513		Pfizer, Inc.		14,259,600
86,836		Teva Pharmaceutical Industries Ltd. ADR		5,211,028
				19,470,628
		Retail: 4.7%
98,879		Macy’s, Inc.		1,893,533
95,700		Staples, Inc.		2,465,232
252,000		Wal-Mart Stores, Inc.		13,625,640
				17,984,405
		Semiconductors: 3.1%
572,867	@	ON Semiconductor Corp.		4,560,021
767,518		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,483,301
				12,043,322
		Software: 4.8%
151,500	@	Allscripts Healthcare Solutions, Inc.		2,710,335
168,900	@	Ansys, Inc.		7,407,954
342,200		Oracle Corp.		8,435,230
				18,553,519
		Telecommunications: 6.7%
553,528	@	Cisco Systems, Inc.		13,467,336
123,969		Qualcomm, Inc.		4,548,423
216,400	@	SBA Communications Corp.		7,651,904
				25,667,663
		Transportation: 1.5%
86,263		Union Pacific Corp.		5,811,538
				5,811,538
		Total Common Stock
		(Cost $323,700,530)		378,038,204
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 2.1%
7,883,000		ING Institutional Prime Money Market Fund - Class I		7,883,000
		Total Mutual Fund
		(Cost $7,883,000)		7,883,000
		Securities Lending Collateral(cc): 2.1%
7,986,451		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		7,986,451
232,316	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		185,853
		Total Securities Lending Collateral
		(Cost $8,218,767)		8,172,304
		Total Short-Term Investments
		(Cost $16,101,767)		16,055,304
		Total Investments in Securities
		(Cost $339,802,297)*	102.4%	$394,093,508
		Other Assets and Liabilities - Net	(2.4)	(9,154,895)
		Net Assets	100.0%	$384,938,613

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $345,525,948.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$61,005,386
		Gross Unrealized Depreciation		(12,437,826)
		Net Unrealized Appreciation		$48,567,560

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$378,038,204	$—	$—	$378,038,204
Short-Term Investments	15,869,451	—	185,853	16,055,304
Total Investments, at value	$393,907,655	$—	$185,853	$394,093,508

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	185,853	—	185,853
Total Investments, at value	$—	$—	$—	$—	$—	$—	$185,853	$—	$185,853

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Aerospace/Defense: 4.6%
12,900		L-3 Communications Holdings, Inc.	$1,179,318
55,571		Lockheed Martin Corp.	4,321,201
8,500		Northrop Grumman Corp.	520,710
75,750		Raytheon Co.	4,260,180
83,643		United Technologies Corp.	5,742,092
			16,023,501
		Agriculture: 2.5%
138,200		Altria Group, Inc.	2,780,584
14,002		Archer-Daniels-Midland Co.	411,099
61,155		Philip Morris International, Inc.	2,995,372
50,147		Reynolds American, Inc.	2,647,762
			8,834,817
		Apparel: 0.1%
13,200		Coach, Inc.	481,008
			481,008
		Auto Manufacturers: 0.5%
152,800	@	Ford Motor Co.	1,793,872
			1,793,872
		Banks: 8.3%
252,643		Bank of America Corp.	4,209,032
38,400		Capital One Financial Corp.	1,449,600
200,500	@	Citigroup, Inc.	681,700
33,911		Fifth Third Bancorp.	414,053
29,579		Goldman Sachs Group, Inc.	4,624,677
163,253		JPMorgan Chase & Co.	6,851,728
25,600		PNC Financial Services Group, Inc.	1,376,256
30,918		State Street Corp.	1,388,527
47,562		US Bancorp.	1,170,501
252,804		Wells Fargo & Co.	6,911,661
			29,077,735
		Beverages: 1.4%
9,981		Brown-Forman Corp.	522,605
17,887		Coca-Cola Co.	943,003
84,400		Molson Coors Brewing Co.	3,408,072
			4,873,680
		Biotechnology: 1.2%
76,572	@	Amgen, Inc.	4,334,741
			4,334,741
		Chemicals: 0.5%
2,900	S	Eastman Chemical Co.	172,695
49,700		EI Du Pont de Nemours & Co.	1,675,884
			1,848,579
		Coal: 1.1%
84,000		Peabody Energy Corp.	3,861,480
			3,861,480
		Commercial Services: 1.0%
78,100		H&R Block, Inc.	1,349,568
30,600	L	Moody’s Corp.	814,572
82,800		Western Union Co.	1,306,584
			3,470,724
		Computers: 8.2%
32,766	@, S	Apple, Inc.	6,704,579
145,800	@	Dell, Inc.	1,928,934
165,520	@	EMC Corp.	2,894,945
132,084		Hewlett-Packard Co.	6,708,546
73,169		International Business Machines Corp.	9,304,170
9,800	@	Teradata Corp.	298,802
24,700	@	Western Digital Corp.	954,161
			28,794,137
		Cosmetics/Personal Care: 1.7%
92,210		Procter & Gamble Co.	5,835,049
			5,835,049
		Diversified Financial Services: 2.2%
70,200		American Express Co.	2,680,938
8,395		CME Group, Inc.	2,532,688
3,400	@	IntercontinentalExchange, Inc.	364,786
53,250	@	Nasdaq Stock Market, Inc.	992,048
39,100		NYSE Euronext	1,031,458
			7,601,918
		Electric: 2.2%
79,000		Constellation Energy Group, Inc.	2,770,530
85,317		DTE Energy Co.	3,704,464
18,400		FirstEnergy Corp.	711,160
12,900		Public Service Enterprise Group, Inc.	383,388
			7,569,542

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 1.4%
102,306		Emerson Electric Co.	$4,843,166
			4,843,166
		Electronics: 0.8%
7,100		Amphenol Corp.	295,715
23,600		Jabil Circuit, Inc.	358,012
44,342	@	Thermo Fisher Scientific, Inc.	2,162,559
			2,816,286
		Engineering & Construction: 0.8%
68,700	@	Jacobs Engineering Group, Inc.	2,665,560
			2,665,560
		Food: 1.9%
124,100		ConAgra Foods, Inc.	3,035,486
273,400		Sara Lee Corp.	3,707,304
			6,742,790
		Forest Products & Paper: 1.5%
116,939		International Paper Co.	2,709,477
115,300		MeadWestvaco Corp.	2,644,982
			5,354,459
		Gas: 0.9%
66,879		Sempra Energy	3,288,440
			3,288,440
		Healthcare - Products: 1.0%
5,300		Becton Dickinson & Co.	412,711
25,900	@	CareFusion Corp.	653,716
41,599		Johnson & Johnson	2,620,737
			3,687,164
		Healthcare - Services: 1.5%
13,885	@	Humana, Inc.	657,177
80,405		UnitedHealth Group, Inc.	2,722,513
30,500	@	WellPoint, Inc.	1,887,035
			5,266,725
		Home Builders: 0.0%
10,707	@	Pulte Homes, Inc.	115,957
			115,957
		Household Products/Wares: 0.8%
45,019		Kimberly-Clark Corp.	2,734,454
			2,734,454
		Insurance: 3.5%
38,822		Aflac, Inc.	1,919,748
33,200	@	Berkshire Hathaway, Inc.	2,660,316
105,200		Progressive Corp.	1,804,180
20,000		Prudential Financial, Inc.	1,048,200
83,734		Travelers Cos., Inc.	4,403,571
15,872		UnumProvident Corp.	330,296
			12,166,311
		Internet: 1.5%
1,400	@	Amazon.com, Inc.	165,760
28,775	@	eBay, Inc.	662,401
8,010	@	Google, Inc. - Class A	4,219,668
800	@	Priceline.com, Inc.	181,408
			5,229,237
		Iron/Steel: 0.1%
8,000		Nucor Corp.	331,200
			331,200
		Media: 3.8%
311,252		Comcast Corp. — Class A	5,116,983
95,480	@	DIRECTV	3,231,998
187,600		News Corp. - Class A	2,508,212
88,300	@	Viacom - Class B	2,618,095
			13,475,288
		Miscellaneous Manufacturing: 5.4%
24,500		3M Co.	1,963,675
15,480		Dover Corp.	700,625
44,600		Eaton Corp.	3,038,152
513,608		General Electric Co.	8,248,544
38,000		Honeywell International, Inc.	1,526,080
65,267		ITT Corp.	3,343,628
			18,820,704
		Office/Business Equipment: 1.1%
66,480		Pitney Bowes, Inc.	1,522,392
270,700		Xerox Corp.	2,536,459
			4,058,851
		Oil & Gas: 6.4%
17,800		Chesapeake Energy Corp.	472,946
98,527		Chevron Corp.	7,123,502
7,200		ConocoPhillips	345,600
114,980		ExxonMobil Corp.	7,473,700
113,800	@	Nabors Industries Ltd.	2,508,152
10,800		Occidental Petroleum Corp.	862,380
99,700	@	Rowan Cos., Inc.	2,594,194
20,600		XTO Energy, Inc.	941,420
			22,321,894

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 1.2%
92,703		National Oilwell Varco, Inc.	$4,029,799
8,700		Smith International, Inc.	356,613
			4,386,412
		Packaging & Containers: 0.6%
73,745		Bemis Co.	2,158,516
			2,158,516
		Pharmaceuticals: 7.8%
116,858		Abbott Laboratories	6,343,052
49,826		AmerisourceBergen Corp.	1,397,121
116,400		Cardinal Health, Inc.	3,954,108
28,900	@	Forest Laboratories, Inc.	863,532
45,568		McKesson Corp.	2,695,347
21,700	@	Medco Health Solutions, Inc.	1,372,308
67,558		Merck & Co., Inc.	2,491,539
463,562		Pfizer, Inc.	8,135,513
			27,252,520
		Pipelines: 0.8%
136,900		Williams Cos., Inc.	2,948,826
			2,948,826
		Real Estate: 0.1%
29,900	@	CB Richard Ellis Group, Inc.	394,680
			394,680
		Retail: 5.9%
59,800		Best Buy Co., Inc.	2,182,700
22,000	@, L	GameStop Corp.	378,400
111,180		Gap, Inc.	2,390,370
17,100	@	Kohl’s Corp.	920,322
93,200		Limited Brands, Inc.	2,060,652
38,900		Ross Stores, Inc.	1,902,599
25,700	@	Starbucks Corp.	588,787
93,669		Target Corp.	4,825,827
53,500		TJX Cos., Inc.	2,227,205
52,500		Walgreen Co.	1,850,100
23,936		Wal-Mart Stores, Inc.	1,294,220
			20,621,182
		Savings & Loans: 0.3%
70,526		Hudson City Bancorp., Inc.	953,512
			953,512
		Semiconductors: 2.7%
30,300		Broadcom Corp.	948,996
31,656		Intel Corp.	649,898
184,300		Texas Instruments, Inc.	4,493,234
129,200		Xilinx, Inc.	3,337,236
			9,429,364
		Software: 6.4%
109,958		CA, Inc.	2,474,055
72,250	@	Compuware Corp.	541,153
67,600	@	Intuit, Inc.	2,187,536
377,974		Microsoft Corp.	10,832,735
261,963		Oracle Corp.	6,457,388
			22,492,867
		Telecommunications: 4.9%
343,083		AT&T, Inc.	8,511,889
206,580	@	Cisco Systems, Inc.	5,026,091
15,418		Harris Corp.	697,202
31,701		Qualcomm, Inc.	1,163,110
109,900		Qwest Communications International, Inc.	501,144
41,594		Verizon Communications, Inc.	1,203,314
			17,102,750
		Transportation: 0.0%
4,400		Ryder System, Inc.	155,276
			155,276
		Total Common Stock
		(Cost $288,183,002)	346,215,174
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Forest Products & Paper: 0.1%
9,300	L	Plum Creek Timber Co., Inc.	332,289
			332,289
		Health Care: 0.1%
15,200		HCP, Inc.	437,456
			437,456
		Regional Malls: 0.7%
30,318		Simon Property Group, Inc.	2,373,596
			2,373,596
		Storage: 0.1%
2,750		Public Storage, Inc.	226,023
			226,023
		Total Real Estate Investment Trusts
		(Cost $2,253,094)	3,369,364
		Total Long-Term Investments
		(Cost $290,436,096)	349,584,538

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.3%
1,166,000	S	ING Institutional Prime Money Market Fund - Class I		$1,166,000
		Total Mutual Fund
		(Cost $1,166,000)		1,166,000
		Securities Lending Collateral(cc): 0.5%
$1,563,943		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		1,563,943
294,136	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		235,309
		Total Securities Lending Collateral
		(Cost $1,858,079)		1,799,252
		Total Short-Term Investments
		(Cost $3,024,079)		2,965,252
		Total Investments in Securities
		(Cost $293,460,175)*	100.4%	$352,549,790
		Other Assets and Liabilities - Net	(0.4)	(1,559,885)
		Net Assets	100.0%	$350,989,905

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $310,213,826.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$62,160,029
		Gross Unrealized Depreciation		(19,824,065)
		Net Unrealized Appreciation		$42,335,964

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$346,215,174	$—	$—	$346,215,174
Real Estate Investment Trusts	3,369,364	—	—	3,369,364
Short-Term Investments	2,729,943	—	235,309	2,965,252
Total Investments, at value	$352,314,481	$—	$235,309	$352,549,790
Other Financial Instruments+:
Futures	57,938	—	—	57,938
Total Assets	$352,372,419	$—	$235,309	$352,607,728

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	235,309	—	235,309
Total Investments, at value	$—	$—	$—	$—	$—	$—	$235,309	$—	$235,309

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on February 28, 2010:

				Unrealized
	Number of		Market	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500	6	03/18/10	$1,655,100	$53,609
S&P 500	3	06/17/10	823,950	4,329
			$2,479,050	$57,938

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2010:

Derivatives Fair Value*
Equity contracts	$57,938
Total	$57,938

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 0.3%
33,934		Harte-Hanks, Inc.	$403,475
			403,475
		Agriculture: 0.7%
18,961		Universal Corp.	1,005,881
			1,005,881
		Apparel: 1.3%
6,347	@	Hanesbrands, Inc.	164,578
38,357	@	Timberland Co.	709,221
24,577	@	Warnaco Group, Inc.	1,025,844
			1,899,643
		Auto Manufacturers: 0.5%
21,000		Oshkosh Truck Corp.	800,520
			800,520
		Banks: 4.2%
37,714	L	Bancorpsouth, Inc.	734,292
3,747		Bank of Hawaii Corp.	158,161
22,175		Commerce Bancshares, Inc.	898,309
24,334		Cullen/Frost Bankers, Inc.	1,317,686
95,100		Fulton Financial Corp.	914,862
36,400		International Bancshares Corp.	771,680
31,300		Trustmark Corp.	713,640
16,752		Westamerica Bancorp.	919,350
			6,427,980
		Biotechnology: 1.0%
10,260	@	Bio-Rad Laboratories, Inc.	958,181
12,800	@	Vertex Pharmaceuticals, Inc.	519,808
			1,477,989
		Chemicals: 3.6%
26,921		Ashland, Inc.	1,267,441
7,598		Cytec Industries, Inc.	324,207
682	@, L	Intrepid Potash, Inc.	18,769
20,961		Lubrizol Corp.	1,656,129
8,266		Minerals Technologies, Inc.	403,629
7,347		Olin Corp.	128,646
56,742		RPM International, Inc.	1,092,284
1,299		Sensient Technologies Corp.	34,320
18,918		Valspar Corp.	517,596
			5,443,021
		Coal: 0.1%
11,285	@, L	Patriot Coal Corp.	188,008
			188,008
		Commercial Services: 7.1%
25,900		Aaron Rents, Inc.	768,453
45,439	@	Career Education Corp.	1,264,113
42,000	@	Convergys Corp.	518,280
66,810	@, L	Corinthian Colleges, Inc.	1,083,658
3,247		Deluxe Corp.	58,284
14,937	@	FTI Consulting, Inc.	548,785
27,730		Global Payments, Inc.	1,187,121
16,830	@	Hewitt Associates, Inc.	639,372
4,992	@	ITT Educational Services, Inc.	544,328
19,950		Lender Processing Services, Inc.	761,691
10,766		Manpower, Inc.	554,664
14,436	@	Navigant Consulting, Inc.	167,891
49,410	@	Rent-A-Center, Inc.	1,098,878
6,104		Rollins, Inc.	129,710
136,500		Service Corp. International	1,100,190
7,800		Towers Watson & Co.	344,526
			10,769,944
		Computers: 2.7%`
35,535		Diebold, Inc.	1,029,094
22,885	@	DST Systems, Inc.	879,471
42,600		Jack Henry & Associates, Inc.	961,908
39,230	@	Micros Systems, Inc.	1,178,469
			4,048,942
		Distribution/Wholesale: 1.1%
15,334	@	Fossil, Inc.	555,858
66,524	@	Ingram Micro, Inc.	1,177,475
			1,733,333
		Diversified Financial Services: 1.1%
5,879	@	Affiliated Managers Group, Inc.	418,173
3,328		Eaton Vance Corp.	100,472
43,334		Raymond James Financial, Inc.	1,120,617
			1,639,262
		Electric: 1.9%
17,094		Black Hills Corp.	476,410

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electric (continued)
29,731		DPL, Inc.	$789,061
14,700		Hawaiian Electric Industries	299,439
382		Idacorp, Inc.	12,617
12,509		NSTAR	423,054
6,976		NV Energy, Inc.	77,503
16,200		OGE Energy Corp.	592,272
21,730		PNM Resources, Inc.	265,541
			2,935,897
		Electrical Components & Equipment: 1.4%
17,966	@	Energizer Holdings, Inc.	1,041,130
22,853		Hubbell, Inc.	1,070,663
			2,111,793
		Electronics: 4.2%
46,426	@	Arrow Electronics, Inc.	1,309,677
50,771	@	Avnet, Inc.	1,401,787
25,279	@	Tech Data Corp.	1,082,952
27,550	@	Thomas & Betts Corp.	994,555
74,043	@	Vishay Intertechnology, Inc.	758,941
29,800		Woodward Governor Co.	857,942
			6,405,854
		Engineering & Construction: 2.5%
47,354		KBR, Inc.	980,701
38,829	@	Shaw Group, Inc.	1,347,366
31,476	@	URS Corp.	1,463,634
			3,791,701
		Entertainment: 0.1%
5,944		International Speedway Corp.	158,764
			158,764
		Food: 1.7%
16,403		Lancaster Colony Corp.	943,829
22,462	@	Ralcorp Holdings, Inc.	1,500,686
11,618	@	Smithfield Foods, Inc.	199,946
			2,644,461
		Gas: 3.3%
25,975		AGL Resources, Inc.	943,672
15,687		Atmos Energy Corp.	430,765
325		Energen Corp.	14,775
1,566		National Fuel Gas Co.	77,893
57,666		Southern Union Co.	1,380,524
48,812		UGI Corp.	1,222,741
28,696		WGL Holdings, Inc.	942,664
			5,013,034
		Hand/Machine Tools: 0.8%
12,155		Lincoln Electric Holdings, Inc.	579,794
12,258		Regal-Beloit Corp.	691,596
			1,271,390
		Healthcare - Products: 2.9%
1,695		Beckman Coulter, Inc.	111,124
5,682	@	Henry Schein, Inc.	322,908
4,497		Hill-Rom Holdings, Inc.	118,001
66,608	@	Hologic, Inc.	1,148,988
16,976	@	Immucor, Inc.	328,146
25,110	@	Kinetic Concepts, Inc.	1,052,611
5,817	@	Resmed, Inc.	332,034
34,099		Steris Corp.	1,077,869
			4,491,681
		Healthcare - Services: 2.2%
24,072	@	Community Health Systems, Inc.	824,947
31,918	@	Kindred Healthcare, Inc.	556,012
22,660	@	Lincare Holdings, Inc.	910,026
15,700		Universal Health Services, Inc.	487,014
21,083	@	WellCare Health Plans, Inc.	562,916
			3,340,915
		Home Builders: 2.2%
45,000	L	KB Home	732,600
24,490		MDC Holdings, Inc.	838,048
1,290	@	NVR, Inc.	913,707
19,901		Ryland Group, Inc.	451,554
13,460		Thor Industries, Inc.	456,698
			3,392,607
		Household Products/Wares: 0.8%
29,365		American Greetings Corp.	559,991
12,881		Tupperware Corp.	601,929
			1,161,920
		Insurance: 5.3%
39,936	S	American Financial Group, Inc.	1,033,144
17,445		Everest Re Group Ltd.	1,490,152
1,185		Fidelity National Title Group, Inc.	16,886
19,889		Hanover Insurance Group, Inc.	838,321
11,057		HCC Insurance Holdings, Inc.	308,490
58,644		Protective Life Corp.	1,076,704
28,861		Reinsurance Group of America, Inc.	1,371,763
25,586		Stancorp Financial Group, Inc.	1,099,686

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
38,457		Unitrin, Inc.	$929,121
			8,164,267
		Internet: 1.4%
47,725	@	AOL, Inc.	1,182,626
17,207	@, L	Digital River, Inc.	452,372
8,263	@	F5 Networks, Inc.	461,075
			2,096,073
		Investment Companies: 0.1%
18,130		Apollo Investment Corp.	211,396
			211,396
		Iron/Steel: 0.8%
27,729		Reliance Steel & Aluminum Co.	1,229,504
			1,229,504
		Machinery - Construction & Mining: 1.0%
12,204		Bucyrus International, Inc.	763,482
15,305		Joy Global, Inc.	777,494
			1,540,976
		Machinery - Diversified: 0.4%
10,100		IDEX Corp.	313,100
8,429		Wabtec Corp.	321,482
			634,582
		Media: 1.1%
25,060		John Wiley & Sons, Inc.	1,052,019
19,596		Scholastic Corp.	576,122
			1,628,141
		Metal Fabricate/Hardware: 1.8%
43,603		Timken Co.	1,143,707
13,295		Valmont Industries, Inc.	946,604
43,433		Worthington Industries	687,979
			2,778,290
		Miscellaneous Manufacturing: 5.0%
22,200		Aptargroup, Inc.	855,366
32,150		Carlisle Cos., Inc.	1,102,745
30,587		Crane Co.	968,690
25,966		Donaldson Co., Inc.	1,071,357
37,142		Harsco Corp.	1,115,003
39,727		Pentair, Inc.	1,293,511
21,351		SPX Corp.	1,270,171
			7,676,843
		Oil & Gas: 2.6%
30,256	@	Atwood Oceanics, Inc.	1,012,366
13,852	@	Bill Barrett Corp.	469,721
7,594	@	Newfield Exploration Co.	387,826
38,538		Patterson-UTI Energy, Inc.	595,027
23,369	@	Pride International, Inc.	653,865
19,566	@	Quicksilver Resources, Inc.	291,925
11,545	@	Unit Corp.	501,861
			3,912,591
		Oil & Gas Services: 1.4%
10,661	@	Exterran Holdings, Inc.	242,538
58,183	@	Helix Energy Solutions Group, Inc.	669,686
21,348	@	Oceaneering International, Inc.	1,290,487
			2,202,711
		Packaging & Containers: 1.6%
1,725		Packaging Corp. of America	41,055
17,479		Silgan Holdings, Inc.	998,226
26,714		Sonoco Products Co.	790,200
34,497		Temple-Inland, Inc.	642,334
			2,471,815
		Pharmaceuticals: 4.1%
30,340	@	Endo Pharmaceuticals Holdings, Inc.	690,235
41,644	L	Medicis Pharmaceutical Corp.	936,990
16,310	@	NBTY, Inc.	740,474
47,152		Omnicare, Inc.	1,276,405
29,932		Perrigo Co.	1,483,729
31,104	@, L	Valeant Pharmaceuticals International	1,157,691
			6,285,524
		Real Estate: 0.1%
3,082		Jones Lang LaSalle, Inc.	196,293
			196,293
		Retail: 6.9%
37,900	@	99 Cents Only Stores	625,350
33,600		Advance Auto Parts, Inc.	1,370,880
33,345	@	Aeropostale, Inc.	1,179,079
19,177		Barnes & Noble, Inc.	384,882
11,121		Bob Evans Farms, Inc.	317,060
35,916		Brinker International, Inc.	650,439
3,539	@	Carmax, Inc.	71,452
24,184	@	Cheesecake Factory	571,952
39,400	@	Chico’s FAS, Inc.	533,870
18,950	@	Collective Brands, Inc.	428,270
30,295	@, S	Dollar Tree, Inc.	1,688,638
44,766		Petsmart, Inc.	1,218,531

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
24,507		Phillips-Van Heusen	$1,066,545
8,701		Regis Corp.	143,828
14,018		Williams-Sonoma, Inc.	300,826
			10,551,602
		Savings & Loans: 1.4%
76,713	L	New York Community Bancorp., Inc.	1,188,284
78,600		NewAlliance Bancshares, Inc.	941,628
			2,129,912
		Semiconductors: 1.1%
5,874	@	Cree, Inc.	398,433
19,835	@	Fairchild Semiconductor International, Inc.	204,697
20,700		Intersil Corp.	307,188
50,639	@	Semtech Corp.	803,641
			1,713,959
		Software: 2.9%
3,810	@, S	ACI Worldwide, Inc.	69,494
53,575		Broadridge Financial Solutions ADR	1,127,218
2,563	@	Cerner Corp.	212,601
38,955		Fair Isaac Corp.	894,407
7,008	@	MSCI, Inc. - Class A	210,100
39,300	@	Quest Software, Inc.	662,205
29,692	@	Sybase, Inc.	1,318,028
			4,494,053
		Telecommunications: 2.7%
98,928	@	3Com Corp.	754,821
142,079	@	Cincinnati Bell, Inc.	420,554
21,967	@	CommScope, Inc.	559,939
21,675	@	NeuStar, Inc.	502,427
34,775		Plantronics, Inc.	988,653
204,424	@	RF Micro Devices, Inc.	860,625
			4,087,019
		Transportation: 1.6%
18,977		Landstar System, Inc.	756,993
20,491	L	Overseas Shipholding Group	911,645
17,716		Tidewater, Inc.	789,602
			2,458,240
		Total Common Stock
		(Cost $118,183,633)	139,021,806
REAL ESTATE INVESTMENT TRUSTS: 7.0%
		Apartments: 1.1%
9,624		BRE Properties, Inc.	324,425
9,533		Camden Property Trust	381,797
3,600		Essex Property Trust, Inc.	309,240
37,500		UDR, Inc.	630,000
			1,645,462
		Diversified: 0.7%
27,665		Cousins Properties, Inc.	198,911
30,508		Duke Realty Corp.	338,639
16,224		Liberty Property Trust	501,808
			1,039,358
		Forest Products & Paper: 0.7%
10,464		Potlatch Corp.	345,521
17,724		Rayonier, Inc.	736,787
			1,082,308
		Health Care: 0.7%
18,700		Nationwide Health Properties, Inc.	620,653
21,500		Senior Housing Properties Trust	446,985
			1,067,638
		Hotels: 0.2%
13,400		Hospitality Properties Trust	294,398
			294,398
		Office Property: 1.3%
10,291		Alexandria Real Estate Equities, Inc.	634,131
9,900		Corporate Office Properties Trust SBI MD	364,617
8,603		Highwoods Properties, Inc.	249,917
8,935		Mack-Cali Realty Corp.	299,680
9,500		SL Green Realty Corp.	485,070
			2,033,415
		Regional Malls: 0.3%
14,301		Macerich Co.	509,688
			509,688
		Shopping Centers: 1.2%
10,316	L	Equity One, Inc.	190,537
10,100		Federal Realty Investment Trust	696,496
9,930		Regency Centers Corp.	344,273
26,756		Weingarten Realty Investors	550,906
			1,782,212
		Single Tenant: 0.4%
22,600		Realty Income Corp.	632,800
			632,800

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Warehouse/Industr: 0.4%
27,145		AMB Property Corp.		$660,709
				660,709
		Total Real Estate Investment Trusts
		(Cost $8,501,934)		10,747,988
		Total Long-Term Investments
		(Cost $126,685,567)		149,769,794
SHORT-TERM INVESTMENTS: 4.1%
		Affiliated Mutual Fund: 1.2%
1,802,000	S	ING Institutional Prime Money Market Fund - Class I		1,802,000
		Total Mutual Fund
		(Cost $1,802,000)		1,802,000
		Securities Lending Collateral(cc): 2.9%
$3,893,709		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		3,893,709
750,670	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		600,536
		Total Securities Lending Collateral
		(Cost $4,644,379)		4,494,245
		Total Short-Term Investments
		(Cost $6,446,379)		6,296,245
		Total Investments in Securities
		(Cost $133,131,946)*	102.1%	$156,066,039
		Other Assets and Liabilities - Net	(2.1)	(3,193,496)
		Net Assets	100.0%	$152,872,543

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $136,056,335.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,544,263
		Gross Unrealized Depreciation		(4,534,559)
		Net Unrealized Appreciation		$20,009,704

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$139,021,806	$—	$—	$139,021,806
Real Estate Investment Trusts	10,747,988	—	—	10,747,988
Short-Term Investments	5,695,709	—	600,536	6,296,245
Total Investments, at value	$155,465,503	$—	$600,536	$156,066,039
Other Financial Instruments+:
Futures	60,736	—	—	60,736
Total Assets	$155,526,239	$—	$600,536	$156,126,775

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	600,536	—	600,536
Total Investments, at value	$—	$—	$—	$—	$—	$—	$600,536	$—	$600,536

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on February 28, 2010:

				Unrealized
	Number		Market	Appreciation/
Contract Description	of Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	38	03/19/10	$2,803,260	$60,736
			$2,803,260	$60,736

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2010:

Derivatives Fair Value*
Equity contracts	$60,736
Total	$60,736

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.1%
		Advertising: 0.1%
5,510	@	inVentiv Health, Inc.	$80,887
			80,887
		Aerospace/Defense: 2.6%
281	@	AAR Corp.	6,373
6,862		Cubic Corp.	236,670
1,451	S	Curtiss-Wright Corp.	46,505
6,732	@	Esterline Technologies Corp.	277,022
35,200	@, L	Gencorp, Inc.	152,064
383		Kaman Corp.	9,173
2,593	@	Moog, Inc.	88,058
2,449	@	National Presto Industries, Inc.	308,966
11,463	@	Orbital Sciences Corp.	211,492
1,140	@	Teledyne Technologies, Inc.	42,944
5,782		Triumph Group, Inc.	302,630
			1,681,897
		Agriculture: 0.6%
18,900	@	Alliance One International, Inc.	96,957
8,432		Andersons, Inc.	272,354
			369,311
		Airlines: 0.9%
5,100	@, L	Allegiant Travel Co.	265,914
20,656		Skywest, Inc.	304,883
			570,797
		Apparel: 2.8%
13,925	@	Carter’s, Inc.	399,091
10,596	@	CROCS, Inc.	74,702
4,171	@	Deckers Outdoor Corp.	501,354
27,333	@	Iconix Brand Group, Inc.	356,149
11,550	@	True Religion Apparel, Inc.	283,668
6,062		Wolverine World Wide, Inc.	167,129
			1,782,093
		Auto Parts & Equipment: 1.0%
11,622	@	ATC Technology Corp.	260,449
18,206		Spartan Motors, Inc.	102,136
9,613		Standard Motor Products, Inc.	77,961
15,473	L	Superior Industries International	223,585
			664,131
		Banks: 5.8%
19,692		Bank Mutual Corp.	127,801
8,075		Bank of the Ozarks, Inc.	248,064
3,728		Boston Private Financial Holdings, Inc.	25,537
7,700		City Holding Co.	247,093
15,590		Community Bank System, Inc.	349,372
1,290		First Financial Bancorp.	23,942
5,000		First Financial Bankshares, Inc.	261,750
7,655		Hancock Holding Co.	308,650
9,381		Independent Bank Corp.	230,585
3,700		NBT Bancorp., Inc.	78,588
12,298	@	Signature Bank	457,855
6,959		Simmons First National Corp.	184,831
8,139		Sterling Bancorp.	66,658
3,532	L	Tompkins Financial Corp.	126,658
35,544		Trustco Bank Corp.	215,041
5,456		UMB Financial Corp.	209,019
3,040	L	United Bankshares, Inc.	74,845
12,447	L	Wilshire Bancorp., Inc.	117,002
10,444		Wintrust Financial Corp.	355,514
			3,708,805
		Beverages: 0.3%
2,859	@	Boston Beer Co., Inc.	135,288
1,700	@	Peet’s Coffee & Tea, Inc.	61,812
			197,100
		Biotechnology: 0.8%
6,800	@	Arqule, Inc.	22,372
13,172	@	Cambrex Corp.	49,658
3,450	@	Cubist Pharmaceuticals, Inc.	72,588
2,483	@, S	Enzo Biochem, Inc.	12,986
15,550	@	Martek Biosciences Corp.	308,357
2,171	@	Regeneron Pharmaceuticals, Inc.	53,103
			519,064
		Building Materials: 2.4%
9,293		AAON, Inc.	195,525
13,030		Apogee Enterprises, Inc.	186,199
23,100		Comfort Systems USA, Inc.	270,732

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
10,400	@	Drew Industries, Inc.	$240,968
174	@	Gibraltar Industries, Inc.	2,032
60,679	@	NCI Building Systems, Inc.	115,290
13,360		Quanex Building Products Corp.	208,149
7,800		Universal Forest Products, Inc.	274,872
			1,493,767
		Chemicals: 3.1%
566		Arch Chemicals, Inc.	17,472
2,280		Balchem Corp.	49,955
15,191		HB Fuller Co.	318,859
3,690		NewMarket Corp.	328,595
6,888	@	OM Group, Inc.	237,085
33,668	@	PolyOne Corp.	267,661
7,769		Quaker Chemical Corp.	153,904
12,805		Schulman A, Inc.	301,686
4,402		Stepan Co.	209,271
4,841		Zep, Inc.	106,938
			1,991,426
		Commercial Services: 4.6%
14,620	L	ABM Industries, Inc.	299,418
1,300	@	Capella Education Co.	107,991
4,853	@	Consolidated Graphics, Inc.	216,153
8,550	@, L	Forrester Research, Inc.	256,073
6,605	@	Geo Group, Inc.	130,581
2,826		Hillenbrand, Inc.	56,661
10,522	@	Kendle International, Inc.	179,190
10,984	@	Live Nation, Inc.	142,682
5,449		MAXIMUS, Inc.	313,753
12,557	@	On Assignment, Inc.	82,751
5,732	@, L	Pre-Paid Legal Services, Inc.	238,680
8,445	@	Spherion Corp.	66,462
14,297	@	TeleTech Holdings, Inc.	250,055
9,700	@	Universal Technical Institute, Inc.	245,022
12,536	@	Wright Express Corp.	355,020
			2,940,492
		Computers: 3.1%
14,549		Agilysys, Inc.	158,875
9,011	@	CACI International, Inc.	446,585
38,306	@	Ciber, Inc.	142,881
2,600	@	Compellent Technologies, Inc.	40,378
7,600	@	Hutchinson Technology, Inc.	50,160
20,997	@	Insight Enterprises, Inc.	268,552
10,400	@	Manhattan Associates, Inc.	262,808
2,395	@	Mercury Computer Systems, Inc.	29,267
5,300	@	Netscout Systems, Inc.	77,327
8,064	@	Radiant Systems, Inc.	90,075
8,610	@	Radisys Corp.	70,860
5,100	@, S	SYKES Enterprises, Inc.	121,431
8,039	@, S, L	Synaptics, Inc.	214,641
			1,973,840
		Distribution/Wholesale: 1.0%
36,971	@	Brightpoint, Inc.	263,603
4,844	@	United Stationers, Inc.	276,641
1,130		Watsco, Inc.	65,359
			605,603
		Diversified Financial Services: 1.3%
734		Greenhill & Co., Inc.	52,444
25,836	@	National Financial Partners Corp.	296,856
2,119	@	Stifel Financial Corp.	115,909
567		SWS Group, Inc.	6,832
8,582	@, L	World Acceptance, Corp.	358,642
			830,683
		Electric: 0.8%
566		CH Energy Group, Inc.	22,634
4,400	@	El Paso Electric Co.	88,528
1,880		UIL Holdings Corp.	51,662
11,572		Unisource Energy Corp.	337,208
			500,032
		Electrical Components & Equipment: 0.5%
12,351		Belden CDT, Inc.	261,594
1,752		Encore Wire Corp.	35,215
			296,809
		Electronics: 4.4%
1,086		American Science & Engineering, Inc.	80,701
2,455		Bel Fuse, Inc.	55,802
22,240	@	Benchmark Electronics, Inc.	440,352
14,149		Brady Corp.	396,455
17,057	@	Checkpoint Systems, Inc.	351,715
26,710		CTS Corp.	212,612
13,115	L	Daktronics, Inc.	99,281
481	@	Dionex Corp.	32,852
4,732	@	Electro Scientific Industries, Inc.	59,197

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
27,265	@	Newport Corp.	$287,373
9,701		Park Electrochemical Corp.	263,673
2,262	@	Plexus Corp.	78,016
5,996	L	Technitrol, Inc.	26,382
15,195	@	TTM Technologies, Inc.	129,765
10,050		Watts Water Technologies, Inc.	293,058
			2,807,234
		Engineering & Construction: 1.5%
12,961	@	Dycom Industries, Inc.	117,038
19,814	@	EMCOR Group, Inc.	456,118
7,939	@	Exponent, Inc.	211,416
6,400	@	Stanley, Inc.	161,344
			945,916
		Environmental Control: 0.6%
898	@, L	Calgon Carbon Corp.	13,928
17,215	@	Tetra Tech, Inc.	360,138
			374,066
		Food: 1.3%
4,169		Diamond Foods, Inc.	145,290
1,107		J&J Snack Foods Corp.	47,280
7,900		Nash Finch Co.	278,633
6,349		Sanderson Farms, Inc.	310,847
1,890	@	United Natural Foods, Inc.	55,509
			837,559
		Forest Products & Paper: 1.0%
20,646	@	Buckeye Technologies, Inc.	228,138
4,650	@, S	Clearwater Paper Corp.	224,409
3,588		Neenah Paper, Inc.	50,842
2,262		Schweitzer-Mauduit International, Inc.	103,826
			607,215
		Gas: 1.7%
9,249		Laclede Group, Inc.	303,275
3,519		New Jersey Resources Corp.	128,162
18,855	L	Piedmont Natural Gas Co.	487,025
5,467		Southwest Gas Corp.	156,247
			1,074,709
		Healthcare - Products: 2.8%
22,000	@	American Medical Systems Holdings, Inc.	398,640
8,100		Cantel Medical Corp.	158,355
1,766		Cooper Cos., Inc.	70,746
10,150	@	Cyberonics	181,178
850	@	Haemonetics Corp.	45,467
6,800	@	Hanger Orthopedic Group, Inc.	126,820
11,659		Invacare Corp.	318,058
9,150	@	Kensey Nash Corp.	201,941
2,013	@	PSS World Medical, Inc.	42,454
21,566	@	Symmetry Medical, Inc.	185,468
1,470		West Pharmaceutical Services, Inc.	57,257
			1,786,384
		Healthcare - Services: 6.6%
1,135	@, S	Air Methods Corp.	30,202
2,429	@	Almost Family, Inc.	87,590
7,818	@, L	Amedisys, Inc.	450,708
14,072	@	AMERIGROUP Corp.	369,812
14,134	@	Amsurg Corp.	292,008
17,434	@	Centene Corp.	311,546
10,483	@	Gentiva Health Services, Inc.	290,484
19,004	@	Healthspring, Inc.	349,864
7,097	@	LHC Group, Inc.	213,620
10,550	@	Magellan Health Services, Inc.	442,256
10,940	@	Mednax, Inc.	585,290
8,074	@	Molina Healthcare, Inc.	172,622
17,961	@	Odyssey HealthCare, Inc.	314,856
10,200	@	RehabCare Group, Inc.	283,968
			4,194,826
		Home Builders: 0.8%
14,060	@	M/I Homes, Inc.	180,671
8,010	@	Meritage Homes Corp.	171,334
29,578	@	Standard-Pacific Corp.	124,819
			476,824
		Home Furnishings: 0.7%
24,877	@	La-Z-Boy, Inc.	313,699
5,570	@	Universal Electronics, Inc.	125,826
			439,525
		Household Products/Wares: 1.3%
27,123	@	Central Garden & Pet Co.	259,025
12,566	@	Helen of Troy Ltd.	303,720
5,649		Toro Co.	248,669
			811,414
		Insurance: 3.0%
7,989		American Physicians Capital, Inc.	227,047
11,397	@	Amerisafe, Inc.	196,142

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
5,420		Delphi Financial Group	$115,609
5,931		Infinity Property & Casualty Corp.	241,688
9,319	@	ProAssurance Corp.	496,889
7,570		Safety Insurance Group, Inc.	281,150
14,017		Tower Group, Inc.	319,167
			1,877,692
		Internet: 1.7%
2,389	@	Cybersource Corp.	40,924
14,252	@	eResearch Technology, Inc.	86,225
11,363	@	Infospace, Inc.	114,539
13,965	@	j2 Global Communications, Inc.	303,041
1,646	L	Nutri/System, Inc.	31,850
18,680	@	Perficient, Inc.	207,348
10,912	@	Stamps.com, Inc.	98,863
29,677		United Online, Inc.	185,778
508	@	Websense, Inc.	10,902
			1,079,470
		Leisure Time: 0.4%
5,110	L	Polaris Industries, Inc.	233,731
			233,731
		Machinery - Diversified: 0.7%
9,649		Briggs & Stratton Corp.	168,954
3,813		Gardner Denver, Inc.	166,285
1,592	@	Gerber Scientific, Inc.	10,014
3,525	L	Lindsay Manufacturing Co.	129,755
			475,008
		Metal Fabricate/Hardware: 0.5%
1,115		Lawson Products	19,769
13,362		Mueller Industries, Inc.	299,042
			318,811
		Mining: 0.2%
1,300		Amcol International Corp.	33,072
9,630	@	Century Aluminum Co.	117,390
			150,462
		Miscellaneous Manufacturing: 3.0%
1,796		Acuity Brands, Inc.	70,008
8,000		AO Smith Corp.	362,400
7,137	L	AZZ, Inc.	224,173
1,846	@	Ceradyne, Inc.	41,609
6,683		Clarcor, Inc.	218,868
298		ESCO Technologies, Inc.	9,748
19,051	@	Griffon Corp.	235,851
7,724		John Bean Technologies Corp.	126,287
17,797		Myers Industries, Inc.	164,978
2,100		Standex International Corp.	52,290
9,892	L	Sturm Ruger & Co., Inc.	116,330
15,994		Tredegar Corp.	267,900
			1,890,442
		Oil & Gas: 0.7%
4,588	@	Petroleum Development Corp.	107,864
4,861		St. Mary Land & Exploration Co.	158,371
10,832	@	Stone Energy Corp.	184,686
			450,921
		Oil & Gas Services: 2.0%
2,276	@, S	Dril-Quip, Inc.	124,543
9,678		Gulf Island Fabrication, Inc.	193,076
3,841	@	Hornbeck Offshore Services, Inc.	72,518
18,257	@	Matrix Service Co.	195,350
5,728	@	Oil States International, Inc.	246,419
1,536	@	SEACOR Holdings, Inc.	117,320
29,600	@	Tetra Technologies, Inc.	298,368
			1,247,594
		Packaging & Containers: 0.7%
10,190		Rock-Tenn Co.	426,350
			426,350
		Pharmaceuticals: 1.2%
2,310	@	Catalyst Health Solutions, Inc.	87,064
13,432	@	Par Pharmaceutical Cos., Inc.	336,203
18,093	@	PharMerica Corp.	310,295
1,935	@	Salix Pharmaceuticals Ltd.	55,264
			788,826
		Real Estate: 0.4%
13,796	@	Forestar Real Estate Group, Inc.	244,741
			244,741
		Retail: 12.8%
10,246		Big 5 Sporting Goods Corp.	156,559
456	@	BJ’s Restaurants, Inc.	9,758
7,518		Buckle, Inc.	220,052
20,632	@, L	Cabela’s, Inc.	318,971
1,959	@	California Pizza Kitchen, Inc.	30,443
13,894		Casey’s General Stores, Inc.	422,517
8,110		Cash America International, Inc.	310,856

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
14,802		Cato Corp.	$290,119
9,100	@	Childrens Place Retail Stores, Inc.	347,711
7,836		Cracker Barrel Old Country Store	342,276
4,700	@	DineEquity, Inc.	137,898
8,263	@	Dress Barn, Inc.	205,418
17,811	@	Ezcorp, Inc.	351,411
18,962		Finish Line	229,251
6,089	@	First Cash Financial Services, Inc.	129,209
23,202		Fred’s, Inc.	240,141
8,638	@	Genesco, Inc.	206,707
10,898	@	Group 1 Automotive, Inc.	302,637
8,157	@	Gymboree Corp.	354,830
3,753		Haverty Furniture Cos., Inc.	49,840
6,900	@	HSN, Inc.	149,454
10,011	@	Jo-Ann Stores, Inc.	378,916
6,476	@	JoS. A Bank Clothiers, Inc.	289,671
16,697	@	Lithia Motors, Inc.	106,527
1,646	@	MarineMax, Inc.	17,415
7,404		Men’s Wearhouse, Inc.	158,149
7,370	@	Papa John’s International, Inc.	179,902
10,749	L	PEP Boys-Manny Moe & Jack	102,116
6,600	@	PF Chang’s China Bistro, Inc.	280,104
19,310	@	Ruby Tuesday, Inc.	156,218
13,267	@	Sonic Automotive, Inc.	136,650
22,244		Stage Stores, Inc.	295,845
287	@	Steak N Shake Co/The	98,177
7,882	@	Stein Mart, Inc.	64,396
178	@	Texas Roadhouse, Inc.	2,391
9,930	@	Tractor Supply Co.	543,370
14,000	@	Tuesday Morning Corp.	79,940
15,280		World Fuel Services Corp.	403,698
			8,099,543
		Savings & Loans: 0.6%
13,500		Brookline Bancorp., Inc.	138,780
20,705		Dime Community Bancshares	251,359
			390,139
		Semiconductors: 4.0%
9,044	@, L	Cabot Microelectronics Corp.	320,158
41,118	@	Cypress Semiconductor Corp.	486,837
12,347	@	DSP Group, Inc.	90,504
51,276	@	Kopin Corp.	194,849
242		Micrel, Inc.	2,384
14,126	@	Microsemi Corp.	219,094
6,999	@	Pericom Semiconductor Corp.	65,721
13,240	@	Sigma Designs, Inc.	154,908
40,885	@	Skyworks Solutions, Inc.	624,299
7,800	@	Tessera Technologies, Inc.	140,088
5,959	@	Varian Semiconductor Equipment Associates, Inc.	179,247
1,931	@	Veeco Instruments, Inc.	65,847
			2,543,936
		Software: 1.2%
4,050		Bowne & Co., Inc.	45,077
1,640	@	Commvault Systems, Inc.	35,916
3,161	@	Concur Technologies, Inc.	124,354
7,356	@	CSG Systems International	148,003
6,934	@	Digi International, Inc.	70,380
12,378	@	Smith Micro Software, Inc.	108,431
8,450	@	SYNNEX Corp.	242,008
			774,169
		Telecommunications: 3.5%
7,114	@	Anixter International, Inc.	296,938
6,971		Applied Signal Technology, Inc.	128,754
34,858	@	Arris Group, Inc.	359,735
5,103		Black Box Corp.	147,630
1,950	@	Comtech Telecommunications	61,659
11,000	@	EMS Technologies, Inc.	150,920
14,027	@	Netgear, Inc.	355,584
13,300	@	Neutral Tandem, Inc.	214,396
17,680	@	Novatel Wireless, Inc.	117,749
4,600		NTELOS Holdings Corp.	78,568
17,493	@	Symmetricom, Inc.	102,684
1,201	@	Tekelec	19,841
18,423		USA Mobility, Inc.	207,443
			2,241,901
		Textiles: 0.6%
6,788		Unifirst Corp.	356,777
			356,777
		Transportation: 0.5%
8,865	@	Bristow Group, Inc.	321,002
			321,002
		Total Common Stock
		(Cost $49,916,797)	58,473,924

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 5.5%
		Apartments: 1.0%
3,029		Home Properties, Inc.		$138,728
8,801		Mid-America Apartment Communities, Inc.		457,124
				595,852
		Diversified: 0.5%
20,938		Colonial Properties Trust		246,859
1,516		Entertainment Properties Trust		57,942
				304,801
		Health Care: 1.3%
18,550	S	Healthcare Realty Trust, Inc.		387,510
9,366		LTC Properties, Inc.		244,265
20,987		Medical Properties Trust, Inc.		215,956
				847,731
		Office Property: 0.7%
13,895		BioMed Realty Trust, Inc.		214,678
4,151	L	Franklin Street Properties Corp.		53,838
1,216		Kilroy Realty Corp.		34,449
7,146		Parkway Properties, Inc.		118,624
				421,589
		Shopping Centers: 0.4%
1,120		Acadia Realty Trust		18,738
2,174		Cedar Shopping Centers, Inc.		14,327
1,629		Tanger Factory Outlet Centers, Inc.		67,880
8,442		Urstadt Biddle Properties, Inc.		133,130
				234,075
		Single Tenant: 0.1%
4,099		National Retail Properties, Inc.		86,981
				86,981
		Storage: 1.0%
31,938		Extra Space Storage, Inc.		360,261
8,551		Sovran Self Storage, Inc.		271,323
				631,584
		Warehouse/Industr: 0.5%
9,450		EastGroup Properties, Inc.		339,255
				339,255
		Total Real Estate Investment Trusts
		(Cost $3,183,510)		3,461,868
		Total Long-Term Investments
		(Cost $53,100,307)		61,935,792
SHORT-TERM INVESTMENTS: 8.1%
		Affiliated Mutual Fund: 1.6%
1,019,000	S	ING Institutional Prime Money Market Fund - Class I		1,019,000
		Total Mutual Fund
		(Cost $1,019,000)		1,019,000
		Securities Lending Collateral(cc): 6.5%
3,834,973		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		3,834,973
334,426	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		267,541
		Total Securities Lending Collateral
		(Cost $4,169,399)		4,102,514
		Total Short-Term Investments
		(Cost $5,188,399)		5,121,514
		Total Investments in Securities
		(Cost $58,288,706)*	105.7%	$67,057,306
		Other Assets and Liabilities - Net	(5.7)	(3,599,822)
		Net Assets	100.0%	$63,457,484

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $59,410,758.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,830,185
		Gross Unrealized Depreciation		(3,183,637)
		Net Unrealized Appreciation		$7,646,548

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$58,473,924	$—	$—	$58,473,924
Real Estate Investment Trusts	3,461,868	—	—	3,461,868
Short-Term Investments	4,853,973	—	267,541	5,121,514
Total Investments, at value	$66,789,765	$—	$267,541	$67,057,306
Other Financial Instruments+:
Futures	59,842	—	—	59,842
Total Assets	$66,849,607	$—	$267,541	$67,117,148

Liabilities Table
Other Financial Instruments+:
Futures	(908)	—	—	(908)
Total Liabilities	$(908)	$—	$—	$(908)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	267,541	—	267,541
Total Investments, at value	$—	$—	$—	$—	$—	$—	$267,541	$—	$267,541

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on February 28, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Russell 2000 Mini	25	03/19/10	$1,569,750	$59,842
Russell 2000 Mini	4	06/18/10	250,080	(908)
			$1,819,830	$58,934

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2010:

Derivatives Fair Value*
Equity contracts	$58,934
Total	$58,934

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Aerospace/Defense: 2.4%
37,980	@	Moog, Inc.	$1,289,801
38,200	@	Orbital Sciences Corp.	704,790
24,900	@	Teledyne Technologies, Inc.	937,983
			2,932,574
		Airlines: 0.4%
10,000	@, L	Allegiant Travel Co.	521,400
			521,400
		Apparel: 1.7%
12,264	@	Gildan Activewear, Inc.	289,553
24,500	@	True Religion Apparel, Inc.	601,720
45,700		Wolverine World Wide, Inc.	1,259,949
			2,151,222
		Auto Parts & Equipment: 0.9%
62,700		Cooper Tire & Rubber Co.	1,099,758
			1,099,758
		Banks: 5.5%
47,376		Bank Mutual Corp.	307,470
35,500		First Midwest Bancorp., Inc.	482,445
57,382		FirstMerit Corp.	1,213,055
16,300		IBERIABANK Corp.	930,893
44,170		MB Financial Corp.	898,860
70,275		Old National Bancorp.	798,324
23,809		Prosperity Bancshares, Inc.	995,930
25,670	@	SVB Financial Group	1,143,855
			6,770,832
		Biotechnology: 2.1%
13,642	@	Acorda Therapeutics, Inc.	411,716
7,400	@, L	AMAG Pharmaceuticals, Inc.	282,606
11,598	@	Cubist Pharmaceuticals, Inc.	244,022
10,800	@	Dendreon Corp.	337,284
24,323	@	Human Genome Sciences, Inc.	684,692
22,200	@	InterMune, Inc.	305,028
35,550	@	Medicines Co.	273,735
			2,539,083
		Chemicals: 2.7%
21,600		Albemarle Corp.	809,784
44,300		HB Fuller Co.	929,857
16,100		Minerals Technologies, Inc.	786,163
45,100		RPM International, Inc.	868,175
			3,393,979
		Commercial Services: 3.1%
29,300	L	Arbitron, Inc.	629,950
14,600	@	Capella Education Co.	1,212,822
22,761		Equifax, Inc.	734,270
8,900	@	FTI Consulting, Inc.	326,986
9,147		Towers Watson & Co.	404,023
37,300	@	TrueBlue, Inc.	494,971
			3,803,022
		Computers: 2.5%
24,070	@	CACI International, Inc.	1,192,909
115,321	@	Mentor Graphics Corp.	959,471
30,500	@	Micros Systems, Inc.	916,220
			3,068,600
		Distribution/Wholesale: 3.4%
36,500	@	Fossil, Inc.	1,323,125
21,000		Owens & Minor, Inc.	937,650
30,000		Pool Corp.	599,400
24,300		Watsco, Inc.	1,405,512
			4,265,687
		Diversified Financial Services: 3.0%
45,900		Duff & Phelps Corp.	765,612
32,610	@, L	KBW, Inc.	774,814
23,528	@	Stifel Financial Corp.	1,286,982
74,200		SWS Group, Inc.	894,110
			3,721,518
		Electric: 3.6%
25,733		Black Hills Corp.	717,179
54,160		Cleco Corp.	1,366,998
36,020	@	El Paso Electric Co.	724,722
19,438		Idacorp, Inc.	642,037
58,580		Portland General Electric Co.	1,053,854
			4,504,790
		Electrical Components & Equipment: 0.8%
66,222	@, L	Advanced Energy Industries, Inc.	961,543
			961,543

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electronics: 2.6%
28,030		Brady Corp.	$785,401
34,200	@	FEI Co.	727,776
22,672	@	Flir Systems, Inc.	607,836
37,260		Watts Water Technologies, Inc.	1,086,502
			3,207,515
		Entertainment: 1.2%
35,000	@	Bally Technologies, Inc.	1,449,350
			1,449,350
		Environmental Control: 1.4%
12,459	@	Clean Harbors, Inc.	708,170
28,802	@	Waste Connections, Inc.	968,323
			1,676,493
		Food: 2.0%
27,400	@	American Italian Pasta Co.	1,063,120
33,508		Flowers Foods, Inc.	854,119
39,900		Spartan Stores, Inc.	559,398
			2,476,637
		Gas: 0.5%
19,973		WGL Holdings, Inc.	656,113
			656,113
		Hand/Machine Tools: 1.0%
21,410		Regal-Beloit Corp.	1,207,952
			1,207,952
		Healthcare - Products: 3.6%
5,500	@	Gen-Probe, Inc.	247,940
19,586	@	Greatbatch, Inc.	382,319
22,400	@	Haemonetics Corp.	1,198,176
15,800	@, L	Luminex Corp.	231,470
44,333		Meridian Bioscience, Inc.	982,419
21,630	@	Micrus Endovascular Corp.	437,575
24,100	@, L	PSS World Medical, Inc.	508,269
16,357		Steris Corp.	517,045
			4,505,213
		Healthcare - Services: 2.8%
36,340	@	AMERIGROUP Corp.	955,015
78,669	@	Healthsouth Corp.	1,360,974
23,927	@	Psychiatric Solutions, Inc.	513,234
21,800		Universal Health Services, Inc.	676,236
			3,505,459
		Home Builders: 0.4%
22,700		Ryland Group, Inc.	515,063
			515,063
		Household Products/Wares: 0.6%
18,300		Toro Co.	805,566
			805,566
		Insurance: 3.7%
27,000		Assured Guaranty Ltd.	569,700
45,300		Delphi Financial Group	966,249
30,233		Platinum Underwriters Holdings Ltd.	1,130,412
25,011	@	ProAssurance Corp.	1,333,587
46,400	@	Symetra Financial Corp.	602,736
			4,602,684
		Internet: 1.3%
44,085	@	Blue Coat Systems, Inc.	1,277,583
17,300	@, L	j2 Global Communications, Inc.	375,410
			1,652,993
		Investment Companies: 0.9%
96,647		Apollo Investment Corp.	1,126,904
			1,126,904
		Leisure Time: 0.5%
74,500		Callaway Golf Co.	590,785
			590,785
		Machinery - Diversified: 2.8%
23,600	@	AGCO Corp.	808,300
22,039		Gardner Denver, Inc.	961,121
61,300	@	Intermec, Inc.	872,912
12,192		Nordson Corp.	802,234
			3,444,567
		Metal Fabricate/Hardware: 0.7%
49,302	L	Commercial Metals Co.	808,553
			808,553
		Miscellaneous Manufacturing: 1.4%
48,600		Actuant Corp.	880,146
49,351		Barnes Group, Inc.	792,577
			1,672,723
		Oil & Gas: 3.6%
20,084	@	Bill Barrett Corp.	681,048
33,374	@	Carrizo Oil & Gas, Inc.	798,640
56,100		Frontier Oil Corp.	695,079
79,431	@	McMoRan Exploration Co.	1,372,568
20,400	@	Unit Corp.	886,788
			4,434,123

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 1.5%
7,335	@	Core Laboratories NV	$909,760
18,200	@	Dril-Quip, Inc.	995,904
			1,905,664
		Packaging & Containers: 1.1%
24,430		Silgan Holdings, Inc.	1,395,197
			1,395,197
		Pharmaceuticals: 1.1%
31,868	@	Nektar Therapeutics	394,845
26,700	@	Onyx Pharmaceuticals, Inc.	741,192
14,500	@	Savient Pharmaceuticals, Inc.	195,460
			1,331,497
		Retail: 5.4%
26,380		Casey’s General Stores, Inc.	802,216
46,000	@	Dress Barn, Inc.	1,143,560
43,427	@	Jack in the Box, Inc.	917,178
23,249	@	Jo-Ann Stores, Inc.	879,975
78,667	@	OfficeMax, Inc.	1,256,312
43,179	@	Papa John’s International, Inc.	1,053,999
6,728		Stage Stores, Inc.	89,482
124,900	@	Wet Seal, Inc.	500,849
			6,643,571
		Savings & Loans: 2.5%
75,665		Flushing Financial Corp.	960,189
67,700		Northwest Bancshares, Inc.	799,537
70,874	L	Provident Financial Services, Inc.	776,779
69,497		Westfield Financial, Inc.	576,130
			3,112,635
		Semiconductors: 3.7%
44,900	@	Formfactor, Inc.	738,605
35,151	@	MKS Instruments, Inc.	633,773
63,200	@	ON Semiconductor Corp.	503,072
17,300		Power Integrations, Inc.	622,108
64,700	@	QLogic Corp.	1,177,540
93,382	@	Verigy Ltd.	930,085
			4,605,183
		Software: 5.4%
19,894	@	Ansys, Inc.	872,551
53,100	@, L	Informatica Corp.	1,355,112
28,530	@	JDA Software Group, Inc.	807,399
26,600	@	Progress Software Corp.	745,332
67,830	@, L	Quest Software, Inc.	1,142,936
41,400		Solera Holdings, Inc.	1,414,224
54,350	@	THQ, Inc.	329,361
			6,666,915
		Telecommunications: 4.5%
11,100		Adtran, Inc.	259,518
55,159		Alaska Communications Systems Group, Inc.	400,454
25,280	@	Anixter International, Inc.	1,055,187
37,900		NTELOS Holdings Corp.	647,332
58,461	@	Polycom, Inc.	1,526,415
22,900	@	SBA Communications Corp.	809,744
125,500		Tellabs, Inc.	867,205
			5,565,855
		Transportation: 2.9%
24,298	@	Atlas Air Worldwide Holdings, Inc.	1,095,354
62,200	L	Heartland Express, Inc.	952,282
30,600	@	HUB Group, Inc.	825,282
20,900	@	Kirby Corp.	689,909
			3,562,827
		Total Common Stock
		(Cost $111,488,103)	112,862,045
REAL ESTATE INVESTMENT TRUSTS: 6.1%
		Apartments: 0.9%
21,100		Mid-America Apartment Communities, Inc.	1,095,934
			1,095,934
		Diversified: 0.9%
29,360	L	Entertainment Properties Trust	1,122,139
			1,122,139
		Hotels: 0.6%
76,935		DiamondRock Hospitality Co.	687,799
			687,799
		Mortgage: 1.5%
148,221		MFA Mortgage Investments, Inc.	1,073,120
57,454		Redwood Trust, Inc.	818,720
			1,891,840
		Office Property: 0.8%
31,200		Highwoods Properties, Inc.	906,360
			906,360
		Single Tenant: 0.8%
47,487	L	National Retail Properties, Inc.	1,007,674
			1,007,674

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Storage: 0.6%
116,058		U-Store-It Trust		$755,538
				755,538
		Total Real Estate Investment Trusts
		(Cost $6,786,351)		7,467,284
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
5,900		iShares Russell 2000 Index Fund		370,520
		Total Exchange-Traded Funds
		(Cost $370,544)		370,520
		Total Long-Term Investments
		(Cost $118,644,998)		120,699,849
SHORT-TERM INVESTMENTS: 5.8%
		Affiliated Mutual Fund: 2.4%
2,970,000		ING Institutional Prime Money Market Fund - Class I		2,970,000
		Total Mutual Fund
		(Cost $2,970,000)		2,970,000
		Securities Lending Collateral(cc): 3.4%
4,140,835		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		4,140,835
105,207	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		84,165
		Total Securities Lending Collateral
		(Cost $4,246,042)		4,225,000
		Total Short-Term Investments
		(Cost $7,216,042)		7,195,000
		Total Investments in Securities
		(Cost $125,861,040)*	103.4%	$127,894,849
		Other Assets and Liabilities - Net	(3.4)	(4,159,994)
		Net Assets	100.0%	$123,734,855

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $126,240,450.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,976,045
		Gross Unrealized Depreciation		(9,321,646)
		Net Unrealized Appreciation		$1,654,399

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$112,862,045	$—	$—	$112,862,045
Real Estate Investment Trusts	7,467,284	—	—	7,467,284
Exchange-Traded Funds	370,520	—	—	370,520
Short-Term Investments	7,110,835	—	84,165	7,195,000
Total Investments, at value	$127,810,684	$—	$84,165	$127,894,849

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance 5/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	—	84,165	84,165
Total Investments, at value	$—	$—	$—	$—	$—	$—	$—	$84,165	$84,165

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 91.7%
66,739		ING Global Real Estate Fund - Class I		$939,688
228,822		ING Growth and Income Fund - Class I		2,338,564
398,837		ING Index Plus International Equity Fund - Class I		3,051,106
1,283,099		ING Intermediate Bond Fund - Class I		11,804,510
61,522	@	ING MidCap Opportunities Fund - Class I		946,214
76,498	@	ING Small Company Fund - Class I		933,275
296,311		ING Tactical Asset Allocation Fund - Class I		2,340,855
		Total Investments in Affiliated Investment Companies
		(Cost $22,291,068)		22,354,212
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 4.8%
1,170,545		ING Institutional Prime Money Market Fund - Class I		1,170,542
		Total Short-Term Investments
		(Cost $1,170,542)		1,170,542
		Total Investments in Affiliated Investment Companies
		(Cost $23,461,610)*	96.5%	$23,524,754
		Other Assets and Liabilities - Net	3.5	860,787
		Net Assets	100.0%	$24,385,541

	@	Non-income producing security
	*	Cost for federal income tax purposes is $24,149,426.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$461,483
		Gross Unrealized Depreciation		(1,086,155)
		Net Unrealized Appreciation		$(624,672)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$22,354,212	$—	$—	$22,354,212
Short-Term Investments	1,170,542	—	—	1,170,542
Total Investments, at value	$23,524,754	$—	$—	$23,524,754

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.6%
158,173		ING Global Real Estate Fund - Class I		$2,227,078
954,480		ING Growth and Income Fund - Class I		9,754,787
1,454,181		ING Index Plus International Equity Fund - Class I		11,124,484
632,600		ING Intermediate Bond Fund - Class I		5,819,918
262,467	@	ING MidCap Opportunities Fund - Class I		4,036,742
326,345	@	ING Small Company Fund - Class I		3,981,407
842,704		ING Tactical Asset Allocation Fund - Class I		6,657,364
		Total Investments in Affiliated Investment Companies
		(Cost $43,540,816)		43,601,780
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Mutual Fund: 1.9%
887,760		ING Institutional Prime Money Market Fund - Class I		887,756
		Total Short-Term Investments
		(Cost $887,756)		887,756
		Total Investments in Affiliated Investment Companies
		(Cost $44,428,572)*	96.5%	$44,489,536
		Other Assets and Liabilities - Net	3.5	1,619,511
		Net Assets	100.0%	$46,109,047

	@	Non-income producing security
	*	Cost for federal income tax purposes is $48,684,469.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,785,741
		Gross Unrealized Depreciation		(5,980,674)
		Net Unrealized Appreciation		$(4,194,933)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$43,601,780	$—	$—	$43,601,780
Short-Term Investments	887,756	—	—	887,756
Total Investments, at value	$44,489,536	$—	$—	$44,489,536

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.4%
164,819		ING Global Real Estate Fund - Class I		$2,320,657
587,708		ING Growth and Income Fund - Class I		6,006,372
1,212,275		ING Index Plus International Equity Fund - Class I		9,273,900
1,622,440		ING Intermediate Bond Fund - Class I		14,926,449
182,321	@	ING MidCap Opportunities Fund - Class I		2,804,094
226,706	@	ING Small Company Fund - Class I		2,765,808
878,129		ING Tactical Asset Allocation Fund - Class I		6,937,219
		Total Investments in Affiliated Investment Companies
		(Cost $45,991,228)		45,034,499
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.9%
1,387,585		ING Institutional Prime Money Market Fund - Class I		1,387,580
		Total Short-Term Investments
		(Cost $1,387,580)		1,387,580
		Total Investments in Affiliated Investment Companies
		(Cost $47,378,808)*	97.3%	$46,422,079
		Other Assets and Liabilities - Net	2.7	1,286,495
		Net Assets	100.0%	$47,708,574

	@	Non-income producing security
	*	Cost for federal income tax purposes is $49,837,407.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,197,106
		Gross Unrealized Depreciation		(4,612,434)
		Net Unrealized Depreciation		$(3,415,328)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$45,034,499	$—	$—	$45,034,499
Short-Term Investments	1,387,580	—	—	1,387,580
Total Investments, at value	$46,422,079	$—	$—	$46,422,079

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.9%
		Advertising: 0.1%
3,600	@, S	Interpublic Group of Cos., Inc.	$27,000
2,240	S	Omnicom Group	82,029
			109,029
		Aerospace/Defense: 2.1%
5,370	S	Boeing Co.	339,169
2,780	S	General Dynamics Corp.	201,689
960	S	Goodrich Corp.	63,005
920	S	L-3 Communications Holdings, Inc.	84,106
2,330	S	Lockheed Martin Corp.	181,181
2,300	S	Northrop Grumman Corp.	140,898
2,830	S	Raytheon Co.	159,159
1,180	S	Rockwell Collins, Inc.	66,410
6,870	S	United Technologies Corp.	471,626
			1,707,243
		Agriculture: 1.6%
15,300	S	Altria Group, Inc.	307,836
4,780	S	Archer-Daniels-Midland Co.	140,341
1,207	S	Lorillard, Inc.	88,159
13,800	S	Philip Morris International, Inc.	675,924
1,260	S	Reynolds American, Inc.	66,528
			1,278,788
		Airlines: 0.1%
5,520	S	Southwest Airlines Co.	69,442
			69,442
		Apparel: 0.5%
2,270	S	Coach, Inc.	82,719
2,860	S	Nike, Inc.	193,336
440		Polo Ralph Lauren Corp.	35,169
690	S	VF Corp.	53,392
			364,616
		Auto Manufacturers: 0.5%
23,710	@, S	Ford Motor Co.	278,355
2,610	S	Paccar, Inc.	92,264
			370,619
		Auto Parts & Equipment: 0.2%
1,750	@, S	Goodyear Tire & Rubber Co.	22,733
4,910	S	Johnson Controls, Inc.	152,701
			175,434
		Banks: 8.2%
72,782	S	Bank of America Corp.	1,212,548
8,830	S	Bank of New York Mellon Corp.	251,832
5,090	S	BB&T Corp.	145,218
3,410	S	Capital One Financial Corp.	128,728
142,120	@, S	Citigroup, Inc.	483,208
1,160	S	Comerica, Inc.	41,853
5,770	S	Fifth Third Bancorp.	70,452
1,713	@, S	First Horizon National Corp.	21,926
3,760	S	Goldman Sachs Group, Inc.	587,876
4,210		Huntington Bancshares, Inc.	20,250
29,034	S	JPMorgan Chase & Co.	1,218,557
6,480	S	Keycorp	46,332
620		M&T Bank Corp.	48,007
2,620		Marshall & Ilsley Corp.	18,550
10,030	S	Morgan Stanley	282,645
1,750	S	Northern Trust Corp.	93,258
3,815	S	PNC Financial Services Group, Inc.	205,094
8,750	S	Regions Financial Corp.	59,063
3,560	S	State Street Corp.	159,880
3,610	S	SunTrust Bank	85,954
14,140	S	US Bancorp.	347,985
37,123	S	Wells Fargo & Co.	1,014,943
1,040		Zions Bancorp.	19,282
			6,563,441
		Beverages: 2.4%
850	S	Brown-Forman Corp.	44,506
17,110	S	Coca-Cola Co.	902,039
2,220		Coca-Cola Enterprises, Inc.	56,721
1,480	@, S	Constellation Brands, Inc.	22,259
1,800		Dr Pepper Snapple Group, Inc.	57,150
1,160		Molson Coors Brewing Co.	46,841
1,160		Pepsi Bottling Group, Inc.	44,347
11,480	S	PepsiCo, Inc.	717,156
			1,891,019

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.6%
7,510	@, S	Amgen, Inc.	$425,141
2,120	@, S	Biogen Idec, Inc.	116,621
3,380	@, S	Celgene Corp.	201,178
2,020	@, S	Genzyme Corp.	115,544
6,650	@, S	Gilead Sciences, Inc.	316,607
1,277	@, S	Life Technologies Corp.	64,821
430	@	Millipore Corp.	40,596
			1,280,508
		Building Materials: 0.0%
2,610		Masco Corp.	34,896
			34,896
		Chemicals: 1.8%
1,560	S	Air Products & Chemicals, Inc.	106,985
700	S	Airgas, Inc.	44,898
400	S	CF Industries Holdings, Inc.	42,496
8,400	S	Dow Chemical Co.	237,804
590	S	Eastman Chemical Co.	35,135
1,780	S	Ecolab, Inc.	75,009
6,630	S	EI Du Pont de Nemours & Co.	223,564
600		FMC Corp.	34,302
590		International Flavors & Fragrances, Inc.	24,845
4,040	S	Monsanto Co.	285,426
1,180	S	PPG Industries, Inc.	72,617
2,240	S	Praxair, Inc.	168,314
790		Sherwin-Williams Co.	50,070
960	S	Sigma-Aldrich Corp.	45,782
			1,447,247
		Coal: 0.2%
1,370	S	Consol Energy, Inc.	68,993
650		Massey Energy Co.	27,996
1,920	S	Peabody Energy Corp.	88,262
			185,251
		Commercial Services: 1.5%
1,010	@, S	Apollo Group, Inc. - Class A	60,479
3,620	S	Automatic Data Processing, Inc.	150,628
500	S	DeVry, Inc.	31,575
1,060		Equifax, Inc.	34,196
2,390	S	H&R Block, Inc.	41,299
1,400	@	Iron Mountain, Inc.	36,232
750	S	Mastercard, Inc.	168,278
1,010	@	Monster Worldwide, Inc.	14,090
1,480	S	Moody’s Corp.	39,398
2,240	S	Paychex, Inc.	67,066
1,500	@	Quanta Services, Inc.	28,500
1,160		Robert Half International, Inc.	32,364
1,600	S	RR Donnelley & Sons Co.	31,824
2,200	@	SAIC, Inc.	43,340
1,480	S	Total System Services, Inc.	21,075
3,400	S	Visa, Inc.	289,952
40		Washington Post	16,812
5,220	S	Western Union Co.	82,372
			1,189,480
		Computers: 5.4%
6,630	@, S	Apple, Inc.	1,356,631
2,140	@, S	Cognizant Technology Solutions Corp.	102,998
1,180	@	Computer Sciences Corp.	61,112
12,610	@, S	Dell, Inc.	166,830
14,900	@, S	EMC Corp.	260,601
17,360	S	Hewlett-Packard Co.	881,714
9,700	S	International Business Machines Corp.	1,233,452
590	@	Lexmark International, Inc.	19,889
2,390	@, S	NetApp, Inc.	71,724
1,750	@, S	Sandisk Corp.	50,978
1,280	@, S	Teradata Corp.	39,027
1,700	@, S	Western Digital Corp.	65,671
			4,310,627
		Cosmetics/Personal Care: 2.3%
3,130	S	Avon Products, Inc.	95,277
3,620	S	Colgate-Palmolive Co.	300,243
940	S	Estee Lauder Cos., Inc.	56,522
21,520	S	Procter & Gamble Co.	1,361,786
			1,813,828
		Distribution/Wholesale: 0.2%
1,100		Fastenal Co.	48,807
1,180	S	Genuine Parts Co.	47,625
520		WW Grainger, Inc.	52,858
			149,290
		Diversified Financial Services: 1.6%
8,750	S	American Express Co.	334,163
1,850	S	Ameriprise Financial, Inc.	74,056
7,000	S	Charles Schwab Corp.	128,170
490	S	CME Group, Inc.	147,828

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,900		Discover Financial Services	$53,235
6,800	@, S	E*Trade Financial Corp.	10,948
690		Federated Investors, Inc.	17,257
1,140	S	Franklin Resources, Inc.	115,961
540	@	IntercontinentalExchange, Inc.	57,937
3,100	@	Invesco Ltd.	60,760
1,410		Janus Capital Group, Inc.	17,625
1,230		Legg Mason, Inc.	31,796
1,150	@	Nasdaq Stock Market, Inc.	21,425
1,920		NYSE Euronext	50,650
3,500	@	SLM Corp.	39,130
1,820	S	T. Rowe Price Group, Inc.	92,256
			1,253,197
		Electric: 2.9%
4,930	@	AES Corp.	57,632
1,230		Allegheny Energy, Inc.	27,860
1,800		Ameren Corp.	44,478
3,430	S	American Electric Power Co., Inc.	115,317
1,750	S	CMS Energy Corp.	26,723
2,020	S	Consolidated Edison, Inc.	86,355
1,530		Constellation Energy Group, Inc.	53,657
4,390	S	Dominion Resources, Inc.	166,776
1,180	S	DTE Energy Co.	51,236
9,590	S	Duke Energy Corp.	156,797
2,280	S	Edison International	74,396
1,450	S	Entergy Corp.	110,157
4,880	S	Exelon Corp.	211,304
2,240	S	FirstEnergy Corp.	86,576
3,030	S	FPL Group, Inc.	140,501
590		Integrys Energy Group, Inc.	26,007
1,350		Northeast Utilities	34,560
1,800	@	NRG Energy, Inc.	39,312
2,710	S	Pacific Gas & Electric Co.	113,603
1,680		Pepco Holdings, Inc.	28,258
790		Pinnacle West Capital Corp.	28,764
2,760	S	PPL Corp.	78,605
2,020	S	Progress Energy, Inc.	77,346
3,720	S	Public Service Enterprise Group, Inc.	110,558
900	S	SCANA Corp.	32,445
5,770	S	Southern Co.	183,313
1,600		TECO Energy, Inc.	24,528
970		Wisconsin Energy Corp.	46,977
3,380		Xcel Energy, Inc.	70,338
			2,304,379
		Electrical Components & Equipment: 0.4%
5,590	S	Emerson Electric Co.	264,631
1,060	S	Molex, Inc.	21,677
			286,308
		Electronics: 0.5%
2,490	@, S	Agilent Technologies, Inc.	78,335
1,300	S	Amphenol Corp.	54,145
1,200	@	Flir Systems, Inc.	32,172
1,430		Jabil Circuit, Inc.	21,693
960	S	PerkinElmer, Inc.	21,322
3,030	@, S	Thermo Fisher Scientific, Inc.	147,773
790	@	Waters Corp.	47,131
			402,571
		Energy - Alternate Sources: 0.1%
400	@, S	First Solar, Inc.	42,360
			42,360
		Engineering & Construction: 0.1%
1,380	S	Fluor Corp.	59,064
1,010	@, S	Jacobs Engineering Group, Inc.	39,188
			98,252
		Entertainment: 0.0%
2,140		International Game Technology	37,557
			37,557
		Environmental Control: 0.3%
2,265	S	Republic Services, Inc.	63,737
700	@, S	Stericycle, Inc.	38,626
3,520	S	Waste Management, Inc.	116,230
			218,593
		Food: 1.9%
1,500		Campbell Soup Co.	49,995
3,300	S	ConAgra Foods, Inc.	80,718
1,360	@	Dean Foods Co.	19,842
2,290	S	General Mills, Inc.	164,903
1,280	S	Hershey Co.	50,893
2,280	S	HJ Heinz Co.	104,652
600		Hormel Foods Corp.	24,666
950	S	JM Smucker Co.	56,696
1,870	S	Kellogg Co.	97,521

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Food (continued)
12,360	S	Kraft Foods, Inc.	$351,395
4,880	S	Kroger Co.	107,848
1,060	S	McCormick & Co., Inc.	39,337
3,030	S	Safeway, Inc.	75,508
5,250	S	Sara Lee Corp.	71,190
1,600	S	Supervalu, Inc.	24,432
4,360	S	Sysco Corp.	126,004
2,220	S	Tyson Foods, Inc.	37,829
1,160	@	Whole Foods Market, Inc.	41,168
			1,524,597
		Forest Products & Paper: 0.2%
3,230	S	International Paper Co.	74,839
1,280		MeadWestvaco Corp.	29,363
1,620		Weyerhaeuser Co.	65,448
			169,650
		Gas: 0.2%
2,790		CenterPoint Energy, Inc.	37,330
320		Nicor, Inc.	13,328
2,020		NiSource, Inc.	30,340
1,770	S	Sempra Energy	87,031
			168,029
		Hand/Machine Tools: 0.1%
520		Black & Decker Corp.	37,684
430		Snap-On, Inc.	18,155
590		Stanley Works	33,778
			89,617
		Healthcare - Products: 3.5%
4,480	S	Baxter International, Inc.	255,046
1,750	S	Becton Dickinson & Co.	136,273
11,130	@, S	Boston Scientific Corp.	86,146
1,355	@, S	CareFusion Corp.	34,200
790	S	CR Bard, Inc.	66,186
1,150		Densply International, Inc.	38,054
1,160	@, S	Hospira, Inc.	60,703
350	@, S	Intuitive Surgical, Inc.	121,499
20,170	S	Johnson & Johnson	1,270,710
8,130	S	Medtronic, Inc.	352,842
710	@	Patterson Cos., Inc.	21,073
2,490	@, S	St. Jude Medical, Inc.	95,168
2,100	S	Stryker Corp.	111,510
1,060	@	Varian Medical Systems, Inc.	51,908
1,650	@, S	Zimmer Holdings, Inc.	94,595
			2,795,913
		Healthcare - Services: 1.2%
3,220	S	Aetna, Inc.	96,568
2,020	S	Cigna Corp.	69,205
1,160	@	Coventry Health Care, Inc.	26,889
850	@, S	DaVita, Inc.	52,369
1,260	@	Humana, Inc.	59,636
840	@, S	Laboratory Corp. of America Holdings	61,580
1,160	S	Quest Diagnostics	65,830
3,200	@, S	Tenet Healthcare Corp.	16,864
8,540	S	UnitedHealth Group, Inc.	289,164
3,440	@, S	WellPoint, Inc.	212,833
			950,938
		Holding Companies - Diversified: 0.0%
1,450	@	Leucadia National Corp.	34,423
			34,423
		Home Builders: 0.1%
2,020		D.R. Horton, Inc.	24,967
1,210	S	Lennar Corp.	19,856
2,233	@	Pulte Homes, Inc.	24,183
			69,006
		Home Furnishings: 0.1%
520	S	Harman International Industries, Inc.	22,433
560		Whirlpool Corp.	47,130
			69,563
		Household Products/Wares: 0.5%
940	S	Avery Dennison Corp.	29,704
1,160	S	Clorox Co.	71,120
1,160	S	Fortune Brands, Inc.	50,843
3,030	S	Kimberly-Clark Corp.	184,042
2,020	S	Newell Rubbermaid, Inc.	27,775
			363,484
		Insurance: 3.5%
3,500	S	Aflac, Inc.	173,075
3,890	S	Allstate Corp.	121,563
1,111	@, S	American International Group, Inc.	27,519
1,990	S	AON Corp.	81,471
940		Assurant, Inc.	28,689
12,200	@, S	Berkshire Hathaway, Inc.	977,586
2,510	S	Chubb Corp.	126,655

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,180	S	Cincinnati Financial Corp.	$31,742
3,180	@	Genworth Financial, Inc.	50,689
2,840	S	Hartford Financial Services Group, Inc.	69,211
2,220	S	Lincoln National Corp.	55,900
2,676	S	Loews Corp.	97,567
3,820	S	Marsh & McLennan Cos., Inc.	88,700
6,000	S	Metlife, Inc.	218,340
2,320		Principal Financial Group, Inc.	53,847
5,050	S	Progressive Corp.	86,608
3,450	S	Prudential Financial, Inc.	180,815
690	S	Torchmark Corp.	32,085
4,210		Travelers Cos., Inc.	221,404
2,390	S	UnumProvident Corp.	49,736
2,480		XL Capital Ltd.	45,310
			2,818,512
		Internet: 2.4%
1,280	@	Akamai Technologies, Inc.	33,664
2,340	@, S	Amazon.com, Inc.	277,056
8,230	@, S	eBay, Inc.	189,455
1,550	S	Expedia, Inc.	34,472
1,820	@, S	Google, Inc. - Class A	958,776
1,200	@	McAfee, Inc.	47,628
400	@, S	Priceline.com, Inc.	90,704
5,960	@, S	Symantec Corp.	98,638
1,480	@, S	VeriSign, Inc.	36,882
8,830	@, S	Yahoo!, Inc.	135,187
			1,902,462
		Iron/Steel: 0.3%
850		AK Steel Holding Corp.	18,301
790	S	Allegheny Technologies, Inc.	34,491
1,000		Cliffs Natural Resources, Inc.	56,400
2,220	S	Nucor Corp.	91,908
1,110	S	United States Steel Corp.	58,763
			259,863
		Leisure Time: 0.2%
3,280	S	Carnival Corp.	117,949
1,800	S	Harley-Davidson, Inc.	44,298
			162,247
		Lodging: 0.2%
1,842		Marriott International, Inc.	49,937
1,420	S	Starwood Hotels & Resorts Worldwide, Inc.	54,954
1,330		Wyndham Worldwide Corp.	30,577
600		Wynn Resorts Ltd.	38,142
			173,610
		Machinery - Construction & Mining: 0.3%
4,580	S	Caterpillar, Inc.	261,289
			261,289
		Machinery - Diversified: 0.5%
1,550	S	Cummins, Inc.	88,009
3,130	S	Deere & Co.	179,349
500	S	Flowserve Corp.	50,045
1,160	S	Rockwell Automation, Inc.	62,744
700	S	Roper Industries, Inc.	38,808
			418,955
		Media: 2.5%
5,050	S	CBS Corp. - Class B	65,600
21,080	S	Comcast Corp. - Class A	346,555
6,950	@, S	DIRECTV	235,258
2,100	@	Discovery Communications, Inc. - Class A	65,379
1,750		Gannett Co., Inc.	26,513
2,240	S	McGraw-Hill Cos., Inc.	76,608
320		Meredith Corp.	9,830
910	@, S	New York Times Co.	9,955
16,530	S	News Corp. - Class A	221,006
750	S	Scripps Networks Interactive - Class A	29,685
2,494	S	Time Warner Cable, Inc.	116,445
8,740	S	Time Warner, Inc.	253,810
4,480	@, S	Viacom - Class B	132,832
13,650	S	Walt Disney Co.	426,426
			2,015,902
		Metal Fabricate/Hardware: 0.2%
1,160	S	Precision Castparts Corp.	130,790
			130,790
		Mining: 0.7%
7,140	S	Alcoa, Inc.	94,962
2,970	S	Freeport-McMoRan Copper & Gold, Inc.	223,225
3,600	S	Newmont Mining Corp.	177,408
640	@, S	Titanium Metals Corp.	7,546
1,040	S	Vulcan Materials Co.	45,146
			548,287
		Miscellaneous Manufacturing: 3.2%
5,250	S	3M Co.	420,788

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
1,900	S	Danaher Corp.	$140,543
1,360	S	Dover Corp.	61,554
1,920	S	Eastman Kodak Co.	11,405
1,260	S	Eaton Corp.	85,831
78,210	S	General Electric Co.	1,256,053
5,570	S	Honeywell International, Inc.	223,691
2,780	S	Illinois Tool Works, Inc.	126,546
1,400	S	ITT Corp.	71,722
1,180	S	Leggett & Platt, Inc.	22,361
960		Pall Corp.	37,891
1,240	S	Parker Hannifin Corp.	74,784
1,950		Textron, Inc.	38,844
			2,572,013
		Office/Business Equipment: 0.2%
1,600	S	Pitney Bowes, Inc.	36,640
10,298	S	Xerox Corp.	96,492
			133,132
		Oil & Gas: 8.3%
3,600	S	Anadarko Petroleum Corp.	252,468
2,390	S	Apache Corp.	247,700
850	S	Cabot Oil & Gas Corp.	34,119
4,800	S	Chesapeake Energy Corp.	127,536
14,780	S	Chevron Corp.	1,068,594
10,960	S	ConocoPhillips	526,080
1,800	@	Denbury Resources, Inc.	25,344
3,300	S	Devon Energy Corp.	227,238
600	S	Diamond Offshore Drilling	52,392
1,850	S	EOG Resources, Inc.	173,993
1,100		EQT Corp.	48,136
34,630	S	ExxonMobil Corp.	2,250,950
700		Helmerich & Payne, Inc.	28,364
2,120	S	Hess Corp.	124,656
5,250	S	Marathon Oil Corp.	151,988
1,430	S	Murphy Oil Corp.	74,217
2,120	@	Nabors Industries Ltd.	46,725
1,270	S	Noble Energy, Inc.	92,253
5,910	S	Occidental Petroleum Corp.	471,914
950	S	Pioneer Natural Resources Co.	44,318
1,280	S	Questar Corp.	53,747
1,160	S	Range Resources Corp.	58,708
940	@	Rowan Cos., Inc.	24,459
2,450	@, S	Southwestern Energy Co.	104,248
960	S	Sunoco, Inc.	25,315
1,160		Tesoro Corp.	13,827
4,120	S	Valero Energy Corp.	72,182
4,270	S	XTO Energy, Inc.	195,139
			6,616,610
		Oil & Gas Services: 1.5%
2,240	S	Baker Hughes, Inc.	107,341
2,120	S	BJ Services Co.	46,322
1,650	@, S	Cameron International Corp.	67,865
1,000	@, S	FMC Technologies, Inc.	56,170
6,630	S	Halliburton Co.	199,895
3,110	S	National Oilwell Varco, Inc.	135,192
8,820	S	Schlumberger Ltd.	538,902
1,640	S	Smith International, Inc.	67,224
			1,218,911
		Packaging & Containers: 0.2%
790		Ball Corp.	42,692
890		Bemis Co.	26,050
1,300	@, S	Owens-Illinois, Inc.	38,532
1,060	@	Pactiv Corp.	26,246
1,180		Sealed Air Corp.	24,107
			157,627
		Pharmaceuticals: 5.2%
11,310	S	Abbott Laboratories	613,907
2,200	S	Allergan, Inc.	128,546
2,160	S	AmerisourceBergen Corp.	60,566
12,640	S	Bristol-Myers Squibb Co.	309,806
2,610	S	Cardinal Health, Inc.	88,662
600	@	Cephalon, Inc.	41,202
7,420	S	Eli Lilly & Co.	254,803
2,050	@, S	Express Scripts, Inc.	196,821
2,240	@, S	Forest Laboratories, Inc.	66,931
1,750	@, S	King Pharmaceuticals, Inc.	19,688
1,950	S	McKesson Corp.	115,343
1,600	S	Mead Johnson Nutrition Co.	75,680
3,420	@, S	Medco Health Solutions, Inc.	216,281
22,545	S	Merck & Co., Inc.	831,460
2,240	@	Mylan Laboratories	47,802
59,417	S	Pfizer, Inc.	1,042,768
840	@	Watson Pharmaceuticals, Inc.	33,424
			4,143,690

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.3%
5,250		El Paso Corp.	$54,968
4,780	S	Spectra Energy Corp.	104,204
4,310	S	Williams Cos., Inc.	92,837
			252,009
		Real Estate: 0.0%
1,730	@	CB Richard Ellis Group, Inc.	22,836
			22,836
		Retail: 5.8%
690	S	Abercrombie & Fitch Co.	25,130
810	@	Autonation, Inc.	14,378
220	@, S	Autozone, Inc.	36,505
1,920	@, S	Bed Bath & Beyond, Inc.	79,891
2,410	S	Best Buy Co., Inc.	87,965
690	@	Big Lots, Inc.	23,115
3,230	S	Costco Wholesale Corp.	196,933
10,670	S	CVS Caremark Corp.	360,113
1,160	S	Darden Restaurants, Inc.	47,038
1,160	S	Family Dollar Stores, Inc.	38,268
1,260	@, S	GameStop Corp.	21,672
3,600	S	Gap, Inc.	77,400
12,420	S	Home Depot, Inc.	387,504
1,780		JC Penney Co., Inc.	49,092
2,240	@, S	Kohl’s Corp.	120,557
1,940		Limited Brands, Inc.	42,893
10,920	S	Lowe’s Cos., Inc.	258,913
3,130	S	Macy’s, Inc.	59,940
7,950	S	McDonald’s Corp.	507,608
1,240	S	Nordstrom, Inc.	45,806
2,020	@, S	Office Depot, Inc.	14,584
1,150	@, S	O’Reilly Automotive, Inc.	45,195
960		RadioShack Corp.	18,778
1,000		Ross Stores, Inc.	48,910
440	@, S	Sears Holding Corp.	42,095
5,350	S	Staples, Inc.	137,816
5,420	@, S	Starbucks Corp.	124,172
5,510	S	Target Corp.	283,875
960	S	Tiffany & Co.	42,614
3,130	S	TJX Cos., Inc.	130,302
900	@, S	Urban Outfitters, Inc.	28,989
7,320	S	Walgreen Co.	257,957
15,570	S	Wal-Mart Stores, Inc.	841,870
3,500		Yum! Brands, Inc.	118,020
			4,615,898
		Savings & Loans: 0.1%
3,420	S	Hudson City Bancorp., Inc.	46,238
2,550	S	People’s United Financial, Inc.	40,214
			86,452
		Semiconductors: 2.3%
4,160	@, S	Advanced Micro Devices, Inc.	32,906
2,140	S	Altera Corp.	52,280
2,190	S	Analog Devices, Inc.	64,036
9,880	S	Applied Materials, Inc.	120,931
3,200	S	Broadcom Corp.	100,224
40,230	S	Intel Corp.	825,922
1,260		KLA-Tencor Corp.	36,704
1,650		Linear Technology Corp.	44,831
4,880	@	LSI Logic Corp.	26,303
1,750	@	MEMC Electronic Materials, Inc.	21,193
1,380		Microchip Technology, Inc.	37,343
6,220	@	Micron Technology, Inc.	56,353
1,800	S	National Semiconductor Corp.	26,064
790	@	Novellus Systems, Inc.	17,475
4,040	@, S	Nvidia Corp.	65,448
960	@	QLogic Corp.	17,472
1,330	@, S	Teradyne, Inc.	13,287
9,260	S	Texas Instruments, Inc.	225,759
2,020		Xilinx, Inc.	52,177
			1,836,708
		Software: 3.8%
3,790	@, S	Adobe Systems, Inc.	131,324
1,750	@	Autodesk, Inc.	48,790
1,380	@	BMC Software, Inc.	50,839
2,910	S	CA, Inc.	65,475
1,380	@	Citrix Systems, Inc.	59,354
1,820	@	Compuware Corp.	13,632
400		Dun & Bradstreet Corp.	28,064
2,300	@	Electronic Arts, Inc.	38,134
2,380	S	Fidelity National Information Services, Inc.	53,645
1,180	@	Fiserv, Inc.	56,911
2,340	@, S	Intuit, Inc.	75,722

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Software (continued)
56,220	S	Microsoft Corp.	$1,611,231
2,510	@, S	Novell, Inc.	11,772
28,750	S	Oracle Corp.	708,688
1,400	@, S	Red Hat, Inc.	39,270
850	@	Salesforce.com, Inc.	57,758
			3,050,609
		Telecommunications: 5.1%
2,830	@, S	American Tower Corp.	120,728
43,480	S	AT&T, Inc.	1,078,739
2,179	S	CenturyTel, Inc.	74,674
42,040	@, S	Cisco Systems, Inc.	1,022,833
11,430	S	Corning, Inc.	201,511
2,240	S	Frontier Communications Corp.	17,450
1,100	S	Harris Corp.	49,742
1,650	@, S	JDS Uniphase Corp.	17,705
3,870	@, S	Juniper Networks, Inc.	108,283
1,900	@, S	MetroPCS Communications, Inc.	11,723
16,910	@, S	Motorola, Inc.	114,312
12,230	S	Qualcomm, Inc.	448,719
10,960	S	Qwest Communications International, Inc.	49,978
21,170	@, S	Sprint Nextel Corp.	70,496
2,930	S	Tellabs, Inc.	20,246
20,870	S	Verizon Communications, Inc.	603,769
3,200		Windstream Corp.	32,416
			4,043,324
		Textiles: 0.0%
1,060		Cintas Corp.	26,277
			26,277
		Toys/Games/Hobbies: 0.1%
1,060		Hasbro, Inc.	37,927
2,610	S	Mattel, Inc.	57,394
			95,321
		Transportation: 1.6%
1,270	S	CH Robinson Worldwide, Inc.	67,729
2,830	S	CSX Corp.	134,312
1,600		Expeditors International Washington, Inc.	58,352
2,240	S	FedEx Corp.	189,862
2,630	S	Norfolk Southern Corp.	135,261
450	S	Ryder System, Inc.	15,881
3,640	S	Union Pacific Corp.	245,227
7,340	S	United Parcel Service, Inc. - Class B	431,152
			1,277,776
		Total Common Stock
		(Cost $78,444,042)	72,660,305
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Apartments: 0.2%
960		Apartment Investment & Management Co.	16,022
689		AvalonBay Communities, Inc.	56,098
2,020	S	Equity Residential	72,882
			145,002
		Diversified: 0.1%
1,169	S	Vornado Realty Trust	76,827
			76,827
		Forest Products & Paper: 0.1%
1,180		Plum Creek Timber Co., Inc.	42,161
			42,161
		Health Care: 0.2%
2,150	S	HCP, Inc.	61,877
950		Health Care Real Estate Investment Trust, Inc.	40,242
1,150		Ventas, Inc.	50,819
			152,938
		Hotels: 0.1%
4,521	@, S	Host Hotels & Resorts, Inc.	52,941
			52,941
		Office Property: 0.1%
1,090	S	Boston Properties, Inc.	74,044
			74,044
		Regional Malls: 0.2%
2,140	S	Simon Property Group, Inc.	167,541
			167,541
		Shopping Centers: 0.0%
2,700	S	Kimco Realty Corp.	37,503
			37,503
		Storage: 0.1%
1,060	S	Public Storage, Inc.	87,121
			87,121
		Warehouse/Industr: 0.0%
3,270	S	Prologis	42,150
			42,150
		Total Real Estate Investment Trusts
		(Cost $987,111)	878,228
		Total Long-Term Investments
		(Cost $79,431,153)	73,538,533

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 3.2%
2,585,000	S	ING Institutional Prime Money Market Fund - Class I		$2,585,000
		Total Short-Term Investments
		(Cost $2,585,000)		2,585,000

		Total Investments in Securities
		(Cost $82,016,153)*	95.2%	$76,123,533
		Other Assets and Liabilities - Net	4.8	3,831,409
		Net Assets	100.0%	$79,954,942

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $88,496,086.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,134,003
		Gross Unrealized Depreciation		(16,506,556)
		Net Unrealized Depreciation		$(12,372,553)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/28/2010
Asset Table
Investments, at value
Common Stock
Advertising	$109,029	$—	$—	$109,029
Aerospace/Defense	1,707,243	—	—	1,707,243
Agriculture	1,278,788	—	—	1,278,788
Airlines	69,442	—	—	69,442
Apparel	364,616	—	—	364,616
Auto Manufacturers	370,619	—	—	370,619
Auto Parts & Equipment	175,434	—	—	175,434
Banks	6,563,441	—	—	6,563,441
Beverages	1,846,672	44,347	—	1,891,019
Biotechnology	1,280,508	—	—	1,280,508
Building Materials	34,896	—	—	34,896
Chemicals	1,447,247	—	—	1,447,247
Coal	185,251	—	—	185,251
Commercial Services	1,189,480	—	—	1,189,480
Computers	4,310,627	—	—	4,310,627
Cosmetics/Personal Care	1,813,828	—	—	1,813,828
Distribution/Wholesale	149,290	—	—	149,290
Diversified Financial Services	1,253,197	—	—	1,253,197
Electric	2,304,379	—	—	2,304,379
Electrical Components & Equipment	286,308	—	—	286,308
Electronics	402,571	—	—	402,571
Energy - Alternate Sources	42,360	—	—	42,360
Engineering & Construction	98,252	—	—	98,252
Entertainment	37,557	—	—	37,557
Environmental Control	218,593	—	—	218,593
Food	1,524,597	—	—	1,524,597
Forest Products & Paper	169,650	—	—	169,650
Gas	168,029	—	—	168,029
Hand/Machine Tools	89,617	—	—	89,617
Healthcare - Products	2,795,913	—	—	2,795,913
Healthcare - Services	950,938	—	—	950,938
Holding Companies - Diversified	34,423	—	—	34,423
Home Builders	69,006	—	—	69,006
Home Furnishings	69,563	—	—	69,563
Household Products/Wares	363,484	—	—	363,484
Insurance	2,818,512	—	—	2,818,512
Internet	1,902,462	—	—	1,902,462
Iron/Steel	259,863	—	—	259,863
Leisure Time	162,247	—	—	162,247
Lodging	173,610	—	—	173,610
Machinery - Construction & Mining	261,289	—	—	261,289
Machinery - Diversified	418,955	—	—	418,955
Media	2,015,902	—	—	2,015,902
Metal Fabricate/Hardware	130,790	—	—	130,790
Mining	548,287	—	—	548,287
Miscellaneous Manufacturing	2,572,013	—	—	2,572,013
Office/Business Equipment	133,132	—	—	133,132
Oil & Gas	6,616,610	—	—	6,616,610
Oil & Gas Services	1,218,911	—	—	1,218,911
Packaging & Containers	157,627	—	—	157,627
Pharmaceuticals	4,143,690	—	—	4,143,690
Pipelines	252,009	—	—	252,009
Real Estate	22,836	—	—	22,836
Retail	4,615,898	—	—	4,615,898
Savings & Loans	86,452	—	—	86,452
Semiconductors	1,836,708	—	—	1,836,708
Software	3,050,609	—	—	3,050,609
Telecommunications	4,043,324	—	—	4,043,324
Textiles	26,277	—	—	26,277
Toys/Games/Hobbies	95,321	—	—	95,321
Transportation	1,277,776	—	—	1,277,776
Total Common Stock	72,615,958	44,347	—	72,660,305
Real Estate Investment Trusts	878,228	—	—	878,228
Short-Term Investments	2,585,000	—	—	2,585,000
Total Investments, at value	$76,079,186	$44,347	$—	$76,123,533
Other Financial Instruments+:
Futures	624,895	—	—	624,895
Total Assets	$76,704,081	$44,347	$—	$76,748,428

Liabilities Table
Other Financial Instruments+:
Futures	(346,931)	—	—	(346,931)
Total Liabilities	$(346,931)	$—	$—	$(346,931)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on February 28, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchanges Index	2	03/19/10	$173,421	$(1,499)
CAC40 10 Euro	2	03/19/10	101,008	(1)
FTSE/MIB Index	12	03/19/10	1,721,569	(74,498)
Hang Seng Index	46	03/30/10	6,085,311	139,970
IBEX 35 Index	48	03/19/10	6,756,863	(97,263)
Japan 10-Year Bond (TSE)	3	03/11/10	4,722,944	16,753
Long Gilt	39	06/28/10	6,803,086	121,166
MSCI Singapore Index (SGX)	155	03/30/10	7,292,950	10,223
S&P 500	14	03/18/10	3,861,900	43,712
S&P 500 E-Mini	47	03/19/10	2,592,990	14,401
S&P 500 E-Mini	4	06/18/10	219,720	(573)
			$40,331,762	$172,391
Short Contracts
ASX SPI 200 Index	35	03/18/10	$3,609,565	$212,248
Australia 10-Year Bond	79	03/15/10	7,357,798	(50,808)
Canada 10-Year Bond	10	06/21/10	1,132,674	(11,010)
DAX Index	23	03/19/10	4,380,225	36,051
Nikkei 225 (OSE)	12	03/11/10	1,364,174	30,371
OMXS30 Index	72	03/19/10	959,354	(10,028)
S&P/TSX 60 Index	25	03/18/10	3,230,374	(3,084)
Swiss Federal Bond	41	03/08/10	5,285,632	(46,558)
U.S. Treasury 10-Year Note	61	06/21/10	7,166,547	(51,609)
			$34,486,343	$105,573

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of February 28, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of February 28, 2010:

Derivatives Fair Value*
Equity contracts	$300,031
Interest rate contracts	(22,067)
Total	$277,964

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 23, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 23, 2010